As filed on December 2, 2004

1933 Act File No. 033-19862

1940 Act File No. 811-5460

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

AIM TREASURER’S SERIES TRUST

(As Successor to AIM TREASURER’S SERIES FUNDS, INC.

and INVESCO TREASURER’S SERIES FUNDS, INC.)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 100, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Robert H. Graham

11 Greenway Plaza, Suite 100

Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

John H. Lively, Esq.	Martha J. Hays, Esq.
A I M Advisors, Inc.	Ballard Spahr Andrews &
11 Greenway Plaza, Suite 100	Ingersoll, LLP
Houston, TX 77046	1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on , pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on , pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on , pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | December 2, 2004

PREMIER PORTFOLIO

(FORMERLY INVESCO TREASURER’S MONEY MARKET RESERVE FUND)

PREMIER TAX-EXEMPT PORTFOLIO

(FORMERLY INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND)

Two no-load mutual funds designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

Investment Goals, Strategies, And Risks2
Fund Performance3
Fees And Expenses4
Investment Risks4
Principal Risks Associated With The Funds5
Temporary Defensive Positions6
Fund Management7
Portfolio Managers7
Potential Rewards7
Share Price8
Timing and Method of Payment8
Investors (for Accounts Opened on or After August 14, 2003)9
Investors (Before August 14, 2003)10
Your Account Services13
How To Sell Shares14
Dividends And Taxes15
Portfolio Holdings Information16
Financial Highlights17

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime of America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

AIM TREASURER’S SERIES TRUST

A I M Advisors, Inc. (“AIM” or the “Advisor”) is the investment advisor for Premier Portfolio (formerly, INVESCO Treasurer’s Money Market Reserve Fund) and Premier Tax-Exempt Portfolio (formerly, INVESCO Treasurer’s Tax-Exempt Reserve Fund) (each a “Fund” and collectively the “Funds”). On November 25, 2003, the series portfolios of AIM Treasurer’s Series Funds, Inc., a Maryland corporation (the “Company”), were redomesticated as the Funds, which are series portfolios of AIM Treasurer’s Series Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“INVESCO”) served as the investment advisor for each Fund.

This Prospectus will tell you more about:

Investment Goals & Strategies
Potential Investment Risks
Past Performance

Investment Goals, Strategies, And Risks

FACTORS COMMON TO BOTH FUNDS

FOR MORE DETAILS ABOUT EACH FUND’S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds are money market funds. The Funds seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. They invest in “money market” securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of each Fund’s portfolio is ninety days or less.

The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:

■	maintaining high credit quality of the Funds’ investments;
■	maintaining a short average portfolio maturity;
■	ensuring adequate diversification of both the issuers of the Funds’ investments and the guarantors of those investments, if any; and
■	monitoring accurate pricing of the Funds’ investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Funds are not intended for investors seeking capital appreciation. While not intended as a complete investment program, either of these Funds may be a valuable element of your investment portfolio.

An investment in either of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in a Fund.

Premier Portfolio

The Fund invests primarily in short-term securities issued by large creditworthy corporations, banks, and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued obligations, bank obligations, short-term commercial paper, U.S. government and agency debt, repurchase agreements, variable rate or floating rate debt obligations and other securities that are restricted as to disposition under federal securities laws.

The Fund may invest in obligations issued by certain agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

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Premier Tax-Exempt Portfolio

The Fund normally invests at least 80% of its assets in short-term municipal securities issued by state, county, and city governments. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal Alternative Minimum Tax. The interest on these securities may be subject to state and/or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations.

The rest of the Fund’s investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, asset-backed securities, privately issued commercial paper and other securities that are restricted as to disposition under federal securities laws, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

Fund Performance

The bar charts below show the Funds’ actual yearly performance (commonly known as their “total return”) for the years ended December 31 over the past decade. The table below shows average annual total returns for various periods ended December 31, 2003 for each Fund. To obtain a Fund’s current 7-day yield information, please call the Advisor at 1-800-659-1005. The information in the bar charts and table provides some indication of the risks of investing in a particular Fund by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.

PREMIER PORTFOLIO ACTUAL ANNUAL TOTAL RETURN[1,2]	PREMIER TAX-EXEMPT PORTFOLIO ACTUAL ANNUAL TOTAL RETURN[1,2]

Best Calendar Qtr. 9/00, 12/00 1.62% Worst Calendar Qtr. 9/03 0.24%	Best Calendar Qtr. 12/00 1.08% Worst Calendar Qtr. 9/03 0.20%

	AVERAGE ANNUAL TOTAL RETURN[1,2]
(for the periods ended December 31, 2003)	1 YEAR	5 YEARS	10 YEARS
Premier Portfolio	1.03%	3.55%	4.39%
Premier Tax-Exempt Portfolio	0.97%	2.43%	2.95%

[1]	Total return figures include reinvested dividends and the effect of each Fund’s expenses.
[2]	The returns for Premier Portfolio and Premier Tax-Exempt Portfolio were 0.81% and 0.71%, respectively, year-to-date as of the calendar quarter ended September 30, 2004.

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Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT

You pay no fees to purchase Fund shares, to exchange to another fund advised by the Advisor, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

PREMIER PORTFOLIO
Management Fees[1,2]	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.00%

Total Annual Fund Operating Expenses[1,2]	0.25%

PREMIER TAX-EXEMPT PORTFOLIO
Management Fees[1]	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.00%

Total Annual Fund Operating Expenses[1]	0.25%

[1]	Under the Funds’ investment advisory agreement, the Funds’ investment advisor is responsible for the payment of all of the Funds’ expenses, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
[2]	Premier Portfolio’s investment advisor has voluntarily agreed to waive 0.05% of the Fund’s average daily net assets, on an annual basis, to limit the management fee to 0.20%. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Premier Portfolio	$26	$80	$141	$318
Premier Tax-Exempt Portfolio	$26	$80	$141	$318

Investment Risks

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

Possible Loss Of Investment. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed and do present some risk of loss. The Funds will not reimburse you for any losses.

Not A Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

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Principal Risks Associated With The Funds

You should consider the special risk factors discussed below associated with the Funds’ policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK

Changes in interest rates will change the resale value of debt securities held in a Fund’s portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund’s new investments are likely to be in debt securities paying lower rates than the rest of a Fund’s portfolio when interest rates go down. This reduces a Fund’s yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK

The Funds invest in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

PREPAYMENT RISK

Premier Portfolio may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased. If interest rates rise, mortgages may be prepaid at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

LIQUIDITY RISK

A Fund’s portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

DURATION RISK

Duration is a measure of a debt security’s sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

OPPORTUNITY RISK

With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds by themselves will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child’s college education.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

Although each Fund generally invests in money market securities, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund’s principal investment strategy, they may constitute a significant portion of a Fund’s portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

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INVESTMENT	RISKS	APPLIES TO THESE FUNDS
Asset Backed Securities
These securities are fractional interests in pools of credit card receivables, consumer loans, and other trade received, which are obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.	Prepayment and Interest Rate Risks	Premier Portfolio
Government Agency Mortgage-Backed Securities
These are securities issued by the FHLMC and the FNMA or guaranteed by the GNMA and backed by mortgages. The Fund receives payments out of the interest and principal on the underlying mortgages.	Prepayment and Interest Rate Risks	Premier Portfolio
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon price and time in the future.	Credit and Counterparty Risks	Premier Portfolio Premier Tax-Exempt Portfolio
Rule 144A Securities and Section 4(2) Paper
Securities that are not registered, but which are bought and sold solely by institutional investors. The Fund considers many Rule 144A securities to be “liquid,” although the market for such securities typically is less active than the public securities markets.	Liquidity Risk	Premier Portfolio
Variable Rate or Floating Rate Instruments
Securities that are debt instruments with a variable interest rate. The interest rate is readjusted periodically.	Interest Rate Risk	Premier Portfolio Premier Tax-Exempt Portfolio

Temporary Defensive Positions

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of Premier Tax-Exempt Portfolio by investing in securities that are highly liquid, such as high-quality, taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund’s assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund’s performance could be comparatively lower if it concentrates in defensive holdings and the income produced may not be tax exempt.

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Fund Management

INVESTMENT ADVISOR

AIM AND FMC ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $363 BILLION IN ASSETS WORLDWIDE AS OF SEPTEMBER 30, 2004. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA AND THE FAR EAST.

A I M Advisors, Inc. (“AIM”) is the investment advisor for each Fund. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.

Fund Management Company (“FMC”) is the Funds’ distributor and is responsible for the sale of the Funds’ shares.

AIM and FMC are subsidiaries of AMVESCAP PLC.

Prior to November 25, 2003, INVESCO served as the investment advisor for the Fund.

The following table shows the fee rate the Funds paid to AIM or INVESCO for its advisory services for the fiscal year ended August 31, 2004:

FUND	ADVISORY FEE AS A PERCENTAGE OF AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
Premier Portfolio	0.25%
Premier Tax-Exempt Portfolio	0.25%

Under the Funds’ investment advisory agreement, the Funds’ investment advisor is responsible for the payment of all of the Funds’ expenses, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. The Funds pay no fees for the services that the Advisor provides under an Administrative Services Agreement pursuant to which the Advisor provides certain administrative and shareholder-related services. From time to time, the Advisor may pay, from its own resources, institutions that invest in the Funds or institutions whose customers own shares of the Funds for the provision of certain administrative and/or shareholder-related services.

AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Fund shares or the provision of services to the Funds. Also, please see the Funds’ Statement of Additional Information for more information on these types of payments.

Portfolio Managers

The Funds are managed on a day-to-day basis by AIM. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets allocation of Fund assets and risk controls:

Fund	Portfolio Manager(s)
Premier Portfolio	Team Management

Premier Tax-Exempt Portfolio	Team Management

Potential Rewards

The Funds offer shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

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SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Funds are most suitable for investors who:

■	want to earn income at current money market rates.
■	want to preserve the value of their investment.
■	do not want to be exposed to a high level of risk.
■	are seeking federally tax-exempt income (Premier Tax-Exempt Portfolio only).

You probably do not want to invest in the Funds if you are:

■	primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

Share Price

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. Premier Portfolio determines its NAV as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time on each day that the New York Stock Exchange (“NYSE”) is open. Premier Tax-Exempt Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time on each day that the NYSE is open. Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

THE COMBINATION OF THE
AMORTIZED COST METHOD OF
VALUATION AND THE DAILY
DECLARATION OF DIVIDENDS MEANS THAT EACH FUND’S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND’S SECURITIES.

The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds’ investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that each Fund’s net asset value is expected to be $1.00 per share, despite changes in the market value of a Fund’s securities. However, we cannot guarantee that each Fund’s net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales, and exchanges of Fund shares are made at the NAV next calculated after your order has been received by AIM Investment Services, Inc. (“AIS”), with proper instructions.

Instructions received after the last NAV determination on a particular day will be priced at the next determined NAV on the next day that the NYSE is open. Financial institutions that process customer transactions through the National Securities Clearing Corporation’s Fund/SERV and Networking facilities (“NSCC”) must obtain their customers’ permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions. If the financial institution through which you place purchase and redemption orders, in turn, places its orders to AIS through the NSCC, the Advisor or AIS may not receive those orders until the next business day after the order has been entered into the NSCC.

Timing and Method of Payment

Premier Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time.

Dividends payable on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

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Investors (for Accounts Opened on or After August 14, 2003)

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Fund accounts are as follows:

	INITIAL INVESTMENTS*	ADDITIONAL INVESTMENTS
Premier Portfolio	$1 million	No minimum
Premier Tax-Exempt Portfolio	$1 million	No minimum

*An	intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

PURCHASING SHARES

For investors investing in the Funds on or after August 14, 2003, the following chart shows several ways you can invest in the Funds. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Fund verify and record your identifying information. You will receive a confirmation of this transaction.

PURCHASE OPTIONS

METHOD	OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
Through a Financial Intermediary

Contact your financial intermediary. The financial intermediary should mail your completed account application to AIM Investment Services, Inc. (“AIS”) at P.O. Box 0843, Houston, TX 77210-0843. The financial intermediary should call AIS at (800) 659-1005 to receive an account number. Then, the intermediary should use the following wire instructions:

Beneficiary Bank ABA/Routing #: 021000018

Beneficiary Account Number: 8900117443
For further credit to the Fund and your number

Same
By Telephone	Open your account as described above.	Call AIS at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above. You must call before the final NAV determination in order to effect your purchase on that day.
By A I M LINK®	Open your account as described above.	Complete an A I M LINK® Agreement. Mail the application and agreement to AIS. Once your request for this option has been processed, you may place your order via A I M LINK.

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REDEEMING SHARES

Redemption Fees

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

REDEMPTION OPTIONS
Through a Financial Intermediary

Contact your financial intermediary.

Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you provided AIS. AIS must receive your financial intermediary’s call before the day’s final NAV determination in order to effect the redemption at the day’s closing price.

By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. AIS must receive your call before the day’s final NAV determination in order to effect the redemption at the day’s closing price. If you redeem by telephone, we will send the amount of the redemption proceeds in accordance with your pre-established instructions. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.
REDEMPTION OPTIONS
By A I M LINK®	Place your redemption request via A I M LINK. AIS must receive your financial intermediary’s call before the day’s final NAV determination in order to effect the redemption at the day’s closing price. If you redeem via A I M LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for A I M LINK instructions that are not genuine.
Redemptions by the Fund	If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

The Funds and their agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase order;
■	Modify any terms or conditions of purchase of shares of the Funds; or
■	Suspend, change or withdraw all or any part of the offer made by this prospectus.

Investors (Before August 14, 2003)

The chart in this section shows several convenient ways to invest in the Funds if you invest directly through AIS.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through AIS. However, if you invest in a Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Fund verify and record your identifying information. You will receive a confirmation of this transaction and may contact AIS, the Funds’ transfer agent, to exchange into the fund you choose.

FMC reserves the right to increase, reduce, or waive each Fund’s minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund’s shareholders. FMC also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If a Fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

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Please remember that if you pay by check, Automated Clearing House (“ACH”), or wire, and your funds do not clear, you will be responsible for any related loss to a Fund or AIS.

Minimum Initial Investment: $1,000,000, which may be waived in certain cases.

Minimum Subsequent Investment: None.

The following chart shows several ways to invest in the Funds if you invest directly through AIS. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER

By Check

Mail to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

-or-

AIM Investment Services, Inc.

P.O. Box 173706

Denver, CO 80217-3706

You may also send your check by overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100,

Houston, TX 77046

-or-

AIM Investment Services, Inc.

4350 South Monaco

Denver, CO 80237

	Please see minimum initial investment above.	Mail your completed account application and check to AIS. AIS does not accept cash, credit cards, travelers’ cheques, credit card checks, instant loan checks, money orders, or third party checks unless they are from another financial institution related to a retirement plan transfer.
By Wire You may send your payment by bank wire (call 1-800-959-4246 for instructions).	Please see minimum initial investment above.

Mail completed account application to the transfer agent. Call the transfer agent at
(800) 959-4246 to receive a reference number. Then, use the following wire instructions:

Beneficiary Bank ABA/Routing #: 113000609

Beneficiary Account Number: 00100366807

Beneficiary Account Name: A I M Fund
Services, Inc.

RFB: Fund Name, Reference #

OBI: Your Name, Account #

By Telephone With ACH

Call 1-800-959-4246 to request your purchase. Upon your telephone instructions, AIS will move money from your designated bank/credit union checking or savings account in order to purchase shares.

	Please see minimum initial investment above.	You must provide your bank account information to AIS prior to using this option.
By Internet Go to AIM’s Web site at aiminvestments.com.	Since the minimum initial investment for these Funds exceeds the maximum transaction amount on Internet transactions, you may only use the Internet for subsequent investments.	You will need a Web browser to use this service. Open your account using one of the methods described above. Access your account at aiminvestments.com. The proper bank instructions must have been provided on your account. You may not purchase shares in AIM prototype retirement accounts on the Internet.

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METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER

By Exchange

Between certain classes of AIM funds. Call 1-800-959-4246 for prospectuses of other AIM funds. Exchanges may be made by telephone or at AIM’s Web site at aiminvestments.com. You may also establish an automatic monthly exchange service between certain classes of AIM funds; call us for further details and the correct form.

	$100,000 for regular accounts.	See “Exchange Policy.”

Purchase of shares by check, other negotiable bank draft or bank wire received by AIS by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Funds shares, and the Advisor receives your request by 4:00 p.m. (Eastern Time), you will receive that day’s dividend.

Some shareholders may prefer to receive any current day’s dividend on the day they purchase Fund shares, and not receive any current day’s dividend on the day they redeem shares. Such transactions must be done by federal bank wire. In that case, you must contact AIS prior to 4:00 p.m. (Eastern Time), provide your federal bank reference number, specifically request that you receive that day’s dividend, and make sure that AIS receives the federal bank wire prior to 4:00 p.m. (Eastern Time). If you follow those steps, you will receive the current day’s dividend. Similarly, if you wish to redeem Fund shares and receive the proceeds by federal bank wire on the same day, you must contact AIS prior to 4:00 p.m. (Eastern Time), have previously provided instructions for wiring to your bank and specifically request that your payment be wired to you by federal bank wire on the same day. If you follow these steps, you will receive payment by federal bank wire, but will not receive that day’s dividend.

Exchange Policy. You may exchange your shares in either of the Funds for shares of the Investor Class in another AIM fund or into certain classes of another AIM Fund, on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.	Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

■	Both AIM fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
■	If you exceed four exchanges out of an AIM fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and Premier U.S. Government Money Portfolio) per calendar year, or a fund or FMC determines, in its sole discretion that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and FMC reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exception would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.
■	Under unusual market conditions, an AIM fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM funds or FMC may modify or terminate this privilege at any time. The AIM fund or FMC will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

Effective August 14, 2003, all references in this Prospectus to the terms exchange, exchanges, By Exchange, and Exchange Policy will apply only to existing shareholders of the Funds as of the close of business August 13, 2003 and all new shareholders of the Funds after that date will not be allowed to exchange shares of the Funds.

Internet Transactions. Investors may exchange and redeem shares of the funds through AIM’s Web site. Since the minimum initial investment for these funds exceeds the maximum transaction amount on Internet transactions, you may only use the Internet for subsequent investments. To use this service, you will need a Web browser. AIS will accept Internet purchase instructions only for exchanges or if the purchase price is paid to AIS through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to AIS originated. Other minimum transaction

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amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to AIS, along with a check.

AIS employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on AIM’s Web site, you will need an account number, your Social Security Number, and an alphanumeric password. If AIS follows these procedures, neither AIS, its affiliates nor any fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow AIS’s security procedures. By entering into the user’s agreement with AIS to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you.

Your Account Services

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through AIS.

FMC PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY MUTUAL FUND.

Shareholder Accounts. Unless your account is held at a brokerage firm, AIS maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

Quarterly Investment Summaries. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your Funds.

Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

Checkwriting. You may redeem shares of a Fund by check. We will provide personalized checks at no charge within thirty days of your account opening. Checks may be made payable to any party in any amount of $2,500 or more. Shares of the Fund will be redeemed to cover payment of the check. AIS reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from AIS.

Telephone Transactions. You may exchange and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, AIMINVESTMENTS.COM.	Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Householding. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as “householding,” is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

IRAs and Other Retirement Plans. Shares of any AIM mutual fund may be purchased for Individual Retirement Accounts (“IRAs”) and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

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How To Sell Shares

TO SELL SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.	The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through AIS. If you invest in a Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one AIM fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times — particularly in periods of severe economic or market disruption — when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances — for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your AIM fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through AIS.

METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER
By Telephone Call us toll-free at 1-800-959-4246	$250 (or, if less, full liquidation of the account) for a redemption check.	AIS’s telephone redemption privileges may be modified or terminated in the future at AIS’s discretion. The maximum amount which may be redeemed by telephone is generally $250,000.

In Writing

Mail your request to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

You may also send your request by overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046

	Any amount.	The redemption request must be signed by all registered account owners. Payment will be mailed to your address as it appears on AIS’s records, or to a bank designated by you in writing.
By Check	$2,500 per check.	Personalized checks are available from AIS at no charge within 30 days of your account opening upon request. Checks may be payable to any party.
By Telephone With ACH Call 1-800-959-4246 to request your redemption.	$50	You must provide your bank account information to AIS prior to using this option. AIS will automatically pay the proceeds into your designated bank account.

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METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER
By Internet Go to AIM’s Web site at aiminvestments.com.	$50	Place your redemption request at aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day’s closing price. You will need a Web browser to use this service. AIS will automatically pay the proceeds into your designated bank account.
AIM 24-hour Automated Investor Line With ACH Automated transactions by telephone are available for redemptions and exchanges 24 hours a day. Simply call 1-800-246-5463.	$50	Be sure to write down the confirmation number provided to you. You must provide your bank account information to AIS prior to using this option. Automated transactions are limited to a maximum of $25,000.
Payment To Third Party Mail your request to: AIM Investment Services, Inc. P.O. Box 4739 Houston, TX 77210-4739	Any amount.	All registered account owners must sign the request, with signature guarantees from an eligible guarantor financial institution, such as a commercial bank or a recognized national or regional securities firm.

Because of the Funds’ expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $50,000 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you, and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $50,000 or more.

It is possible that in the future conditions may exist which would make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the trustees of the Funds may authorize payment to be made in portfolio securities or other property of the applicable Fund. However, we are obligated under the Investment Company Act of 1940 to redeem for cash all shares of a Fund presented for redemption by any one shareholder up to $250,000 (or 1% of the applicable Fund’s net assets if that is less) in any ninety-day period. Securities delivered in payment of redemptions are valued at fair market value as determined in good faith by the trustees of the Funds. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities. To date, the Funds have always paid for redeemed shares in cash.

*Place your redemption request at aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day’s closing price.

Dividends And Taxes

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.

Everyone’s tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by Premier Portfolio in your taxable income for federal income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other funds.

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Substantially all of the dividends that you receive from Premier Tax-Exempt Portfolio are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. Dividends that you receive from Premier Tax-Exempt Portfolio may be subject to state and local taxes, or to the federal Alternative Minimum Tax.

If you have not provided AIS with complete, correct tax information, the Funds are generally required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information about your dividends, and the tax status of your dividends, that is required for you to complete your yearly tax filings.

Portfolio Holdings Information

The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund’s shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund’s portfolio holdings (portfolio information). Portfolio information is also provided by the fund’s advisor to rating organizations and by the fund’s distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available to qualified persons daily for the fund based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.

Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund’s website (http://www.aiminvestments.com). The fund distributor’s vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the financial statements, is included in each Fund’s annual report, which is available without charge by contacting AIS at the address or telephone number on the back cover of this Prospectus.

	YEAR ENDED AUGUST 31, 2004		THREE MONTHS ENDED AUGUST 31, 2003		YEAR ENDED MAY 31,
					2003	2002	2001	2000
PREMIER PORTFOLIO
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.00		0.01	0.02	0.06	0.05
Net gains on securities (both realized and unrealized)	0.00		0.00		—	—	—	—
Total from investment operations	0.01		0.00		0.01	0.02	0.06	0.05

Less dividends from net investment income	(0.01)		(0.00)		(0.01)	(0.02)	(0.06)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	1.01%		0.24%		1.35%	2.37%	6.03%	5.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$884,979		$861,491		$493,553	$767,528	$1,428,016	$1,185,282
Ratio of expenses to average net assets	0.20%	(b)(c)	0.21%	(b)(d)	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.00%	(c)	0.95%	(d)	1.35%	2.53%	5.89%	5.84%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America is not annualized for periods less than one year.
(b)	After fee waivers. Ratio of expenses to average net assets prior to the fee waivers for the year ended August 31, 2004 and the three months ended August 31, 2003 was 0.25% and 0.25% (annualized), respectively.
(c)	Ratios are based on average daily net assets of $797,514,579.
(d)	Annualized.

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Financial Highlights (continued)

	YEAR ENDED AUGUST 31,		THREE MONTHS ENDED AUGUST 31,		YEAR ENDED MAY 31,
	2004		2003		2003	2002	2001	2000
PREMIER TAX-EXEMPT PORTFOLIO
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income	0.01		0.00		0.01	0.02	0.04	0.04
Less Dividends from Net Investment Income	(0.01)		(0.00)		(0.01)	(0.02)	(0.04)	(0.04)
Net Asset Value — End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	0.91%		0.21%		1.19%	1.81%	3.89%	3.58%

RATIOS/SUPPLEMENTAL DATA:
Net Assets — End of Period ($000s Omitted)	$37,117		$44,164		$45,013	$67,406	$59,638	$66,138
Ratio of Expenses to Average Net Assets	0.25%(b	)	0.25%(c	)	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	0.90%(b	)	0.85%(c	)	1.19%	1.80%	3.81%	3.59%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.
(b)	Ratios are based on average daily net assets of $37,778,909.
(c)	Annualized.

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Obtaining Additional Information

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the Funds also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this Fund, another fund in The AIM Family of Funds® or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us

You also can review and obtain copies of the Fund’s SAI, financial reports, the Funds’ Forms N-Q and other information at the SEC’s Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC’s internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC’s Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

AIM Premier Portfolio

AIM Premier Tax-Exempt Portfolio

SEC 1940 Act file number: 811-5460

By Mail:	AIM Investment Services, Inc. P. O. Box 4739 Houston, TX 77210-4739

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.aiminvestments.com

The Funds’ most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

AIMinvestments.com	I-TST-PRO-1

STATEMENT OF ADDITIONAL INFORMATION

AIM TREASURER’S SERIES TRUST

Premier Portfolio

Premier Tax-Exempt Portfolio

Address:	Mailing Address:

11 Greenway Plaza	P. O. Box 0843
Suite 100	Houston, TX 77001-0843
Houston, TX 77046-173

Telephone:

In continental U.S., 1-800-659-1005

December 2, 2004

A Prospectus for Premier Portfolio and Premier Tax-Exempt Portfolio (each a “Fund” and collectively the “Funds”) dated December 2, 2004 provides the basic information you should know before investing in a Fund. This Statement of Additional Information (“SAI”) is incorporated by reference into the Funds’ Prospectus; in other words, this SAI is legally part of the Funds’ Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

You may obtain, without charge, the current Prospectus, SAI, annual and semiannual reports and most recent portfolio holdings, as filed on Form N-Q; of the Funds by writing to AIM Investment Services, Inc. (“AIS”), P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-659-1005. The Prospectus, annual and semiannual reports of the Funds are also available through AIM’s website at www.aiminvestments.com.

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2

GENERAL INFORMATION ABOUT THE TRUST

The Trust

AIM Treasurer’s Series Trust (the “Trust”) was organized as a Delaware statutory trust on July 29, 2003. Pursuant to an Agreement and Plan of Reorganization, INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund, the two series portfolios of AIM Treasurer’s Series Funds, Inc. (“ATSF”), were redomesticated as two new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of ATSF was INVESCO Treasurer’s Series Funds, Inc. ATSF was incorporated under the laws of Maryland on March 17, 1999. On May 28, 1999, ATSF assumed all of the assets and liabilities of INVESCO Treasurer’s Series Trust, which was organized as a Massachusetts business trust on January 27, 1988. Pursuant to an Agreement and Plan of Reorganization, INVESCO U.S. Government Money Fund, a series portfolio of AIM Money Market Funds, Inc. (“AMMF”), was redomesticated as a new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of AMMF was INVESCO Money Market Funds, Inc. AMMF was incorporated under the laws of Maryland on April 2, 1993. On July 1, 1993, AMMF assumed all of the assets and liabilities of Financial U.S. Government Money Fund, a series of Financial Series Trust, which was organized as a Massachusetts business trust on July 15, 1987. All historical financial and other information contained in this Statement of Additional Information for periods prior to these dates relating to a Fund (or class thereof) is that of the predecessor fund (or class thereof). On October 15, 2004, INVESCO Treasurer’s Money Market Reserve Fund, INVESCO Treasurer’s Tax-Exempt Reserve Fund and INVESCO U.S. Government Money Fund were renamed Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, respectively.

The Trust is an open-end, diversified, no-load management investment company currently consisting of three portfolios of investments: Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio. Additional funds may be offered in the future.

“Open-end” means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share (“NAV”). A “management” investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares.

Shares of Beneficial Interest

Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund or by under the direction of the Trust’s Board of Trustees (the “Board”), primarily on the basis of relative net assets, or other relevant factors.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

Each share of a Fund generally has the same voting, dividend, liquidation and other rights.

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Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund, a separate vote of shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but that requires a separate vote of another Fund. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. (“AIM”). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust of to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (“Disabling Conduct”). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

Share Certificates. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectus of the Funds. The investment objective of each Fund is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high- quality debt instruments.

Rule 2a-7 Requirements – Money market instruments in which the Funds will invest will be “Eligible Securities” as defined in Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Funds’ investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating

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categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term “Requisite NRSRO” means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Funds acquire the security, that NRSRO.

The Funds will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are “First Tier” securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, “First Tier” securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Funds’ investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

Descriptions of debt securities ratings are found in Appendix A.

Premier Portfolio

Premier Portfolio attempts to achieve its objective by investing in debt securities, including short-term money market instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of financial institutions, which may include demand features (such as the following instruments determined to be readily marketable by AIM: certificates of deposit, time deposits and bankers’ acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies), corporate debt securities other than commercial paper, and loan participation agreements. Corporate debt securities acquired by the Fund must be rated by at least one nationally recognized statistical rating organization (“NRSRO”), in one of the two highest rating categories. The Fund limits purchases of instruments issued by banks to those instruments which are rated in one of the two highest categories by an NRSRO. The Fund also limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks. From time to time, on a temporary basis for defensive purposes, the Fund may hold cash.

Commercial paper acquired by the Fund must be rated by at least one NRSRO in the highest rating category. Money market instruments purchased by the Fund which are not rated by any NRSRO must be determined by AIM to be of equivalent credit quality to the rated securities in which the Fund may invest. In AIM’s opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund’s investment objective of achieving a high level of current income and when such investment will not impair the Fund’s ability to comply with requests for redemptions.

Loan Participation Interests – Premier Portfolio may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. The Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Fund’s investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

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Variable or Floating Rate Instruments – The Fund may invest in Eligible Securities, as defined in Rule 2a-7 under the 1940 Act, which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Municipal Securities – Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works.

Certificates of Deposit in Foreign Banks and U.S. Branches of Foreign Banks – Premier Portfolio may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers’ acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

Insurance Funding Agreements – The Fund may also invest in funding agreements issued by domestic insurance companies.

U.S. Government Securities – The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association (“GNMA”) Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the

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timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called “pass-through” securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when AIM is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

The U.S. government may choose not to provide financial support to U.S. government sponsored agencies or instrumentalities if it is not legally obligated to do so.

Premier Tax-Exempt Portfolio

Premier Tax-Exempt Portfolio will attempt to achieve its objective by investing in short-term debt securities, the interest on which is exempt from federal taxation, including short-term municipal obligations, such as tax anticipation notes, revenue anticipation notes, and bond anticipation notes; tax-exempt commercial paper; and variable rate demand notes. It is the intention of this Fund to qualify to pay exempt-interest dividends for federal tax purposes. There can be no assurance that this Fund will qualify each year to pay exempt-interest dividends.

It is a fundamental policy of the Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund’s present intention (but not a fundamental policy) to invest its assets so that substantially all of its annual income will be tax-exempt. This Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the Alternative Minimum Tax (“AMT”). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. This Fund, however, will not invest more than 20% of its net assets in obligations, the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Municipal bonds purchased by the Fund must be rated by at least one NRSRO in the highest rating category. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least one NRSRO. If a security is unrated, the Fund may invest in such security if AIM determines that the security is comparable to that eligible for investment by the Fund.

Guarantees – The Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as “Guarantees”), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party’s ability to purchase the obligation from the Fund. The Fund will acquire Guarantees solely to facilitate portfolio liquidity and does not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund’s quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

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Temporary Defensive Position – From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments (“taxable investments”), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper; certificates of deposit of U.S. banks, including foreign branches of U.S. banks meeting the criteria described in the discussion above in the “Investments, Policies, and Risks” of Premier Portfolio; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

Other Policies Relevant to the Funds

Repurchase Agreements – The Funds may enter into repurchase agreements (“REPOs”), and reverse repurchase agreements. This is a way to invest money for short periods. A REPO is an agreement under which a Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by a Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered a loan collateralized by securities. The collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by a Fund’s custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements and reverse repurchase agreements with financial institutions that are creditworthy under standards established by the Trust’s advisor. AIM must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. See Appendix A to this SAI for a discussion of these agreements and the risks involved with such transactions.

Asset-Backed Securities – Asset-backed securities represent interests in pools of consumer loans. These pools of loans can be pools of other consumer debt, such as credit card receivables. Asset-backed securities generally are structured as “pass-through” securities, which means that principal and interest payments on the underlying loans are passed through to the holder of the security. Although an asset-backed security may be supported by letters of credit and other credit enhancements, its value ultimately depends upon the payment by individuals who owe money on the underlying loans. The underlying loans usually allow prepayments, which can shorten the securities’ weighted average life and may lower their returns. This most frequently occurs when interest rates drop and large numbers of persons refinance their debts. Similarly, if the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution providing the credit support or enhancement.

Illiquid Securities – Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be “illiquid.” An

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illiquid security is one that a Fund may have difficulty — or may even be legally precluded from — selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any such security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the U.S. Securities and Exchange Commission (“SEC”), and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

Interfund Borrowing and Lending Program – Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Fund’s investment advisor, AIM (the “AIM Funds”). A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

Other Investment Companies – With respect to the Funds’ purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Funds will indirectly bear their proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the “Affiliated Money Market Funds”), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of each Fund.

The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Funds may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Funds may not invest more than 5% of their total assets in securities issued by another investment company; and (iii) the Funds may not invest more than 10% of their total assets in securities issued by other investment companies.

Section 4(2) and Rule 144A Securities – A Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). In recent years, a large institutional market has developed for many such securities. Institutional investors generally cannot sell such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable a Fund to sell such an investment when appropriate. For this reason, the Trust’s Board has concluded that if a sufficient institutional trading market exists for a given security, it may be considered “liquid,” and not subject to a Fund’s limitations on investment in restricted securities. The Board has given AIM the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in these Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

When-Issued/Delayed Delivery – The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up

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physical possession of the security on the “settlement date,” which is three business days later. However, each Fund also may purchase and sell up to 10% of its respective assets on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

Diversification – The Trust is a diversified investment company under the 1940 Act. Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund’s total assets can be invested in the securities of any one issuer. This 5% issuer diversification restriction does not apply to cash, cash items, or securities issued or guaranteed by the U.S. government.

Portfolio Securities Loans – The Trust, on behalf of each of the Funds, may lend limited amounts of the Funds’ portfolio securities (not to exceed 33 1/3% of a Fund’s total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk. AIM will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of trustees. It is expected that the Trust, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund’s account and that the Trust may share some of the income from these investments with the borrower. See “Portfolio Securities Loans” at Appendix A to this SAI.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a “vote of a majority of the outstanding securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 66 2/3% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund’s assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

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3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act, as amended, in connection with the disposition of the Fund’s portfolio securities;

4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

5. issue senior securities, except as permitted under the 1940 Act;

6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AIM or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

B. The Fund may borrow money only from a bank or from an open-end management investment company managed by AIM or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

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D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act.

E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

F. The Fund may not acquire any securities of registered unit investment trust in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

In addition, with respect to a Fund that may invest in municipal securities, the following non-fundamental policy applies, which may be changed without shareholder approval:

Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

MANAGEMENT OF THE FUNDS

The Investment Advisor

A I M Advisors, Inc. is the investment advisor for each Fund. On November 25, 2003, the series portfolios of AIM Treasurer’s Series Funds, Inc., a Maryland corporation, were redomesticated into series portfolios of AIM Treasurer’s Series Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“INVESCO”) served as the investment advisor for each series portfolio of the Company.

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976 and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of AIM Management Group, Inc. (“AIM Management”), a holding company that has been engaged in the financial services business since 1976.

AIM and AIM Management are indirect, wholly-owned subsidiaries of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $363 billion in assets under management as of September 30, 2004.

Investment Advisory Agreement

As investment advisor, AIM supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Funds. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.

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The Advisory Agreement provides that the advisor will pay or cause to be paid all expenses of the Funds including, without limitation, unless the Board specifically approves payment of such expenses by a Fund: fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services, and legal services performed for the Funds; taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Trust or any Fund to federal, state, county, city or other governmental agents; fees for maintaining the registration and qualification of the Funds or their shares under federal and state law including the preparation and printing of prospectuses and statements of additional information; compensation and expenses of the trustees of the Trust; costs of printing and distributing reports, notices of shareholders’ meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to the Funds’ shareholders, including expenses relating to Board and shareholder meetings; all costs, fees and other expenses arising in connection with the organization and filing of the Trust’s Certificate of Trust including its initial registration and qualification under the 1940 Act and under the 1933 Act, as amended, the determination of the tax status of the Funds, the initial registration and qualification of the Funds’ securities under federal and state securities laws and the approval of the Trust’s operations by any other federal or state authority; expenses of repurchasing and redeeming shares of the Funds; insurance premiums; expenses, including fees and disbursements of the Trust’s counsel, in connection with litigation by or against the Trust or the Funds; and premiums for the fidelity bond maintained by the Funds pursuant to the 1040 Act (except those premiums that may be allocated to AIM as an insured).

The Funds pay the following costs and expenses under the Advisory Agreement (except to the extent required by law to be paid by AIM): (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Trust or the Funds in connection with securities transactions to the Trust or the Funds are a party or in connection with securities owned by the Trust or the Funds; (iii) interest on indebtedness, if any, incurred by the Trust or the Funds; and (iv) other expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

As full compensation for all services rendered to the Funds, AIM is entitled to receive a monthly fee from each Fund. The fee is calculated at the annual rate of 0.25% of each Fund’s average net assets.

The management fees payable by each Fund, the amounts waived by AIM or INVESCO and the net fees paid by each Fund for the fiscal year ended August 31, 2004 are as follows:

	August 31, 2004
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid
Premier Portfolio	$1,989,075	$398,757	$1,590,318
Premier Tax-Exempt Portfolio	$94,139	$—	$94,139

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Prior to November 25, 2003, INVESCO served as investment advisor to the Funds. During the fiscal period ended August 31, 2003 and the fiscal years ended May 31, 2003 and 2002, the Funds paid INVESCO advisory fees in the dollar amounts shown below:

	Advisory Fee Dollars	Total Expense Limitations
Premier Portfolio
Period Ended August 31, 2003[1]	$397,628	0.20%[2]
Year Ended May 31, 2003	$1,419,873	0.20%[2]
Year Ended May 31, 2002	$2,797,536	N/A

Premier Tax-Exempt Portfolio
Period Ended August 31, 2003	$28,772	N/A
Year Ended May 31, 2003	$124,128
Year Ended May 31, 2002	$175,017

[1]	From June 1, 2003, change in Fund’s year end through August 31, 2003.
[2]	The Fund’s investment advisor will voluntarily waive, on an annual basis, to limit the management fee to 0.20% effective July 1, 2003. The voluntary waiver may be changed at any time following consultation with the Fund’s Board of Trustees.

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between AIM and the Fund.

AIM has voluntarily agreed to waive a portion of advisory fees payable by the Funds. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of a Fund’s investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See “INVESTMENTS, POLICIES, AND RISKS – Other Investment Companies.”

AIM’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

Marketing Support and Administrative Support Payments

The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the funds or provide promotional and/or sales support services and activities on behalf of the advisor and the distributor with respect to the funds (“marketing support payments”). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit the advisor and its affiliates, such as including the funds on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries’ registered representatives, providing assistance in training and education of personnel, providing marketing support, and other specified services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the funds or cause their customers to retain their investment in the funds, the advisor benefits from advisory fees it is paid with respect to those assets. In addition, the advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers that the

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advisor or its affiliates otherwise would typically provide (“administrative support payments”). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services. Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the applicable funds attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the funds. The advisor, the distributor and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the funds to its customers. Please contact your financial advisor for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Administrative Services Agreement

AIM and the Trust have entered into a Master Administrative Services Agreement pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Master Investment Advisory Agreement. The Master Administrative Services Agreement provides that AIM will not charge the Funds any fees for such services. The Master Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the Independent Trustees, by votes cast in person at a meeting called for such purpose.

Distributor

Effective July 1, 2003, Fund Management Company (“FMC”) became the distributor of the Funds. The Trust has entered into an underwriting agreement relating to the Funds (the “Underwriting Agreement”) with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each Fund. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See “Management of the Funds”.

The Underwriting Agreement provides FMC with the right to distribute the shares of each Fund on a continuous basis directly and through other broker dealers. FMC has not undertaken to sell any specified number of shares of each Fund.

The Trust (on behalf of each Fund) or FMC may terminate the Underwriting Agreement on sixty (60) days’ written notice without penalty. The Underwriting Agreement will terminate automatically in the event of its assignment.

FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes’ shares or the amount that any particular class will receive as proceeds from such sales.

TRUSTEES AND OFFICERS OF THE TRUST

Board of Trustees

The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds,

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and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust’s executive officers hold similar offices with some or all of the other AIM Funds.

Management Information

The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.

The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.

The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds’ management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board’s oversight of the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services that are provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund’s independent auditors to the Fund’s investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Funds’ annual proxy statement. During the fiscal year ended August 31, 2004, the Audit Committee held eight meetings.

The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund’s Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund’s Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the “Advisors”) (the “Senior Officer”); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors’ independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission’s Order Instituting Administrative Proceedings (the “SEC Order”) applicable to the Advisors (the “Compliance Consultant”); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. The Compliance Committee was formed after the fiscal year ended August 31, 2004 and therefore, did not meet during that fiscal year.

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The members of the Governance Committee are Messrs. S. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2004, the Governance Committee held seven meetings.

Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM’s investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended August 31, 2004, the Investments Committee held five meetings.

The members of the Valuation Committee are Messrs. Dunn, and Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds’ portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation Committee: (i) receives the reports of AIM’s internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM’s Procedures for Valuing Securities (Pricing Procedures) (the “Procedures”), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM’s internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.

The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Fund (“market timing”) and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended August 31, 2004, the Special Committee Relating to Market Timing Issues held seven meetings.

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Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

The advisory agreement with AIM (the “Advisory Agreement”) was reapproved for each Fund by the Trust’s Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for each Fund, as applicable, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM’s services, including a review of each Fund’s investment performance, if applicable, and AIM’s investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM’s other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM’s profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, “cash balances”) of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each lending Funds is in the best interests of each lending fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

After consideration of these factors, the Board found that with respect to each Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm’s length negotiations. The Board therefore concluded that the Advisory Agreement was in the best interests of each Fund and its shareholders and approved the Advisory Agreement.

Compensation

Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM or INVESCO during the year ended December 31, 2003 is found in Appendix C.

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Retirement Plan For Trustees

The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a “Covered Fund”) who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee’s annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee’s credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee’s retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee’s retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee’s termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the AIM Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involving sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODE OF ETHICS

AIM, the Trust and Fund Management Company (“FMC”) have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other

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employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Funds’ investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record.

Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of the Funds’ shares by beneficial or record owners of the Funds and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.

OTHER SERVICE PROVIDERS

Independent Accountants

PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm of the Trust. The independent registered accounting firm is responsible for auditing the financial statements of the Funds.

Custodian

The Bank of New York (the “Custodian”), 100 Church Street, New York, New York 10286, is custodian of all securities and cash of the Funds.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

Transfer Agent

AIM Investment Services, Inc. (“AIS”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust’s transfer agent, registrar, and dividend disbursing agent. The Transfer Agency and Service Agreement (the “TA Agreement”) between the Trust and AIS provides that AIS will perform shareholder servicing for the Funds. The TA Agreement provides that AIS will not charge the Funds any fees for such services.

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Legal Counsel

Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, AIM places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, AIM may select brokers that provide research services to AIM and the Company, as well as other mutual funds and other accounts managed by AIM. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to AIM in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by AIM in servicing all of its accounts and not all such services may be used by AIM in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of AIM.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal year ended August 31, 2004, the fiscal period ended August 31, 2003 and the fiscal years ended May 31, 2003 and 2002. For the fiscal year ended August 31, 2004, the fiscal period ended August 31, 2003 and the fiscal years ended May 31, 2003 and 2002, brokers providing research services received $0, $0, $0, $0, and $0, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0, $0, $0, and $0, respectively. Commissions totaling $0, $0, $0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended August 31, 2004, the period ended August 31, 2003 and the fiscal years ended May 31, 2003 and 2002, respectively.

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At August 31, 2004, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

Fund	Security	Market Value of Securities at August 31, 2004
Premier Portfolio
Deutsche Bank – New York Branch (Germany)	Certificates of Deposit	$20,000,000

Goldman Sachs Group Inc.	Promissory Note	$42,000,000

Morgan Stanley	Commercial Paper	$15,000,000

Neither AIM nor any affiliate of AIM receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between AIM or any person affiliated with AIM or the Funds and any broker or dealer that executes transactions for the Funds.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the intent of each Fund to distribute all investment company taxable income. As a result of this intent and the Funds’ qualifications as regulated investment companies, it is anticipated that neither of the Funds will pay federal income or excise taxes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates.

Premier Tax-Exempt Portfolio intends to qualify to pay “exempt-interest dividends” to its shareholders. The Fund will qualify if at least 50% of its total assets are invested in municipal securities at the end of each quarter of the Fund’s fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund’s tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of Premier Tax-Exempt Portfolio because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds’ investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each

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Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Code for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder in effect on November 18, 2004.

OFFERING PRICE

The offering price per share of each Fund is $1.00. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share

Calculation of Net Asset Value

The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund determines the net asset value of its shares four times on each business day. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Fund’s custodian, are open for business. The Funds also may close on days on which the advisor determines that there will not be significant shareholder activity and primary government securities dealers are closed for business. Any such day shall not be considered a business day. Premier Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. Premier Tax-Exempt Portfolio determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 4:00 p.m. Eastern Time. Each Fund declares dividends on settled shares at 4:00 p.m. Eastern Time. Each Fund’s net asset value may also be determined on any other day its portfolio securities are sufficiently liquid. Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. The Funds reserve the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

For the purpose of determining the price at which all shares of each Fund are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of each Fund as set forth below; (b) adding other assets of each Fund, if any; (c) deducting the liabilities of each Fund; (d) dividing the resulting amount by the number of shares outstanding of each Fund; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, each Fund’s liabilities include accrued expenses and dividends payable, and its total assets include Fund securities valued at amortized cost as well as income accrued by not yet received.

Each Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of each Fund’s investments are higher or lower than the price that would

23

be received if the investments were sold. During periods of declining interest rates, use by each Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

Each Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

The Board of Trustees has established procedures designed to stabilize each Fund’s net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more of less than $1.00 per share.

PERFORMANCE

From time to time the Fund(s’) advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, the AIM will occasionally advertise the Funds’ total returns for one-, five-, and ten-year periods (or since inception).

The Funds’ total return is calculated in accordance with a standardized formula for computation of annualized total return. Total returns quoted in advertising reflect all aspects of the Funds’ return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Funds’ net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in each Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average, annual returns tend to even out variations in the Funds’ returns, investors should realize that the Funds’ performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Funds.

In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to “smooth out” fluctuations in a Fund’s investment results, because they do not show the interim variations in performance over the periods cited.

We may also advertise a Fund’s “current yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “current yield” of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income

24

generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. For the seven days ended August 31, 2004, Premier Portfolio’s current and effective yields were 1.41% and 1.42%, respectively; Premier Tax-Exempt Portfolio’s current and effective yields were 1.10% and 1.11%, respectively.

More information about the Funds’ recent and historical performance is contained in the Funds’ Annual Report to Shareholders. You can get a free copy by calling or writing to AIS using the telephone number or address on the back cover of the Funds’ Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended August 31, 2004 was:

Name of Fund	1 Year	5 Years	10 Years
Premier Portfolio	1.01%	3.04%	4.21%
Premier Tax-Exempt Portfolio	0.91%	2.16%	2.85%

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for “T” for each time period indicated.

To obtain a Fund’s current 7-day yield information, please call AIM Investment Services, Inc. at 1-800-659-1005.

Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

25

6 )
Yield = 2	[	(	a – b	+ 1		+ 1	]
cd

where:	a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund’s performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund’s performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials, or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Fund	Lipper Mutual Fund Category
Premier Portfolio	Money Market Funds
Premier Tax-Exempt Portfolio	Tax-Exempt Money Market Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

Advertising Age	Forbes	Nation’s Business
Barron’s	Fortune	New York Times
Best’s Review	Hartford Courant	Pension World
Bloomberg	Inc.	Pensions & Investments
Broker World	Institutional Investor	Personal Investor
Business Week	Insurance Forum	Philadelphia Inquirer
Changing Times	Insurance Week	The Bond Buyer
Christian Science Monitor	Investor’s Business Daily	USA Today
Consumer Reports	Journal of the American	U.S. News & World Report
Economist	Society of CLU & ChFC	Wall Street Journal
FACS of the Week	Kiplinger Letter	Washington Post
Financial Planning	Money	CNN
Financial Product News	Mutual Fund Forecaster	CNBC
Financial Services Week		PBS
Financial World

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Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor	Morningstar, Inc.
Bloomberg	Standard & Poor’s
FactSet Date Systems	Strategic Insight
Lipper, Inc.	Thompson Financial

REGULATORY INQUIRIES AND PENDING LITIGATION

The mutual fund industry as a whole is currently subject to regulatory inquires and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described in the prospectuses for the AIM Funds, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. (“AIM”), the investment advisor to the AIM Funds, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of

27

which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-1.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix F-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix F-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO

28

Institutional (N.A.), Inc. (“IINA”), AIM Distributors and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-5.

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APPENDIX A

Some of the terms used in the Statement of Additional Information are described below.

Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated interest rate.

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

Municipal Bonds may be issued to raise money for various public purposes like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems, and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

Commercial paper consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Corporate debt obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

Money Market refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, highgrade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances, which are generally referred to as money market instruments.

Portfolio Securities Loans: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund’s total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be

A-1

able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

Repurchase Agreements: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund’s risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller’s obligations to pay. This collateral will be held by the custodian for the Company’s assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

Reverse Repurchase Agreements are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds’ investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

Short-Term Discount Notes (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A1 and P1 are the highest commercial paper ratings assigned by S&P and Moody’s, respectively.

Tax Anticipation Notes are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

U.S. government securities are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

A-2

RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch:

Moody’s Long-Term Debt Ratings

Moody’s corporate ratings areas follows:

Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

A-3

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Short-Term Prime Rating System

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

Prime-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

Moody’s municipal ratings are as follows:

Moody’s	U.S. Long-Term Municipal Bond Rating Definitions

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A-4

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Also, Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Moody’s MIG/VMIG US Short-Term Ratings

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

A-5

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Long-Term Corporate and Municipal Ratings

Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

S&P Dual Ratings

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds

A-6

to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

S&P Commercial Paper Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

S&P Short-Term Municipal Ratings

An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch Long-Term Credit Ratings

Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

A-7

Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ – ‘BBB’ categories; Short-term ‘F1’ – ‘F3’) indicate a relatively low probability of default, while those in the “speculative” or “non-investment grade” categories (international Long-term ‘BB’ – ‘D’; Short-term ‘B’ – ‘D’) either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on ‘AAA’ rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for ‘BBB’ rated bonds was 0.35%, and for ‘B’ rated bonds, 3.0%.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

A-8

NR: Indicates that Fitch does not rate the specific issue.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch’s discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

Fitch Speculative Grade Bond Ratings

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

Fitch Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

A-9

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

A-10

APPENDIX B

TRUSTEES AND OFFICERS

As of August 31, 2004

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s) Held by Trustee
Interested Persons

Robert H. Graham[1] — 1946 Trustee and President	2003

Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC – AIM Division (parent of AIM and a global investment management firm)

Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc., (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC – Managed Products

			None

Mark H. Williamson[2] —1951 Trustee and Executive Vice President	1998

Director, President and Chief Executive Officer, A I M Management Group Inc. (financial services holding company); Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director, A I M Capital Management, Inc. (registered investment advisor) and A I M Distributors, Inc. (registered broker dealer); Director and Chairman, AIM Investment Services, Inc., (registered transfer agent), Fund Management Company (registered broker dealer); and INVESCO Distributors, Inc. (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC – AIM Division (parent of AIM and a global investment management firm)

Formerly: Director, Chairman, President and Chief Executive Officer, INVESCO Funds Group, Inc.; and President and Chief Executive Officer, INVESCO Distributors, Inc.; Chief Executive Officer, AMVESCAP PLC – Managed Products; Chairman and Chief Executive Officer of NationsBanc Advisors, Inc.; and Chairman of NationsBanc Investments, Inc.

			None

[1]	Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
[2]	Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

B-1

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s) Held by Trustee
Independent Trustees

Bruce L. Crockett[1] — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)

Bob R. Baker— 1936 Trustee	1983	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	None

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company)

James T. Bunch— 1942 Trustee	2000	Co-President and Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None

Albert R. Dowden — 1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management) and Magellan Insurance Company

Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and director of various affiliated Volvo companies

			Cortland Trust, Inc. (Chairman) (registered investment company); Annuity and Life Re (Holdings), Ltd. (insurance company)

Edward K. Dunn, Jr. — 1935 Trustee	2003	Retired Formerly: Chairman, Mercantile Mortgage Corp.; President and Chief Operating Officer, Mercantile-Safe Deposit & Trust Co.; and President, Mercantile Bankshares Corp.	None

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company) and Texana Timber LP (sustainable forestry company)	Administaff ; and Discovery Global Education Fund (non-profit)

Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Cortland Trust, Inc. (registered investment company)

Gerald J. Lewis — 1933 Trustee	2000	Chairman, Lawsuit Resolution Services (San Diego, California) Formerly: Associate Justice of the California Court of Appeals	General Chemical Group, Inc.

Prema Mathai-Davis — 1950 Trustee	2003	Formerly: Chief Executive Officer, YWCA of the USA	None

Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	None

[1]	Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

B-2

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s) Held by Trustee
Ruth H. Quigley — 1935 Trustee	2003	Retired	None

Louis S. Sklar — 1939 Trustee	2003	Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development company)	None

Larry Soll, — 1942 Trustee	1997	Retired	None

Other Officers

Lisa O. Brinkley[2] — 1959 Senior Vice President and Chief Compliance Officer	2004

Senior Vice President, A I M Management Group Inc. (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc; Vice President, AIM Investment Services, Inc. and Fund Management Company

Formerly: Senior Vice President and Compliance Director, Delaware Investments Family of Funds

			N/A

Kevin M. Carome – 1956 Senior Vice President, Secretary and Chief Legal Officer	2003

Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director and Vice President, INVESCO Distributors, Inc.; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; and Director, Vice President and General Counsel, Fund Management Company; Senior Vice President, A I M Distributors, Inc.

Formerly: Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group, LLC; Vice President, A I M Distributors, Inc.

			N/A

Robert G. Alley — 1948 Vice President	2003	Managing Director, Chief Fixed Income Officer, and Senior Investment Officer, A I M Capital Management, Inc. and Vice President, A I M Advisors, Inc.	N/A

Stuart W. Coco – 1955 Vice President	2003	Managing Director and Director of Money Market Research and Special Projects, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.	N/A

Karen Dunn Kelley — 1960 Vice President	2003	Director of Cash Management, Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company; and Vice President, A I M Advisors, Inc.	N/A

[2]	Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

B-3

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s) Held by Trustee
Sidney M. Dilgren — 1961 Vice President and Treasurer	2004	Vice President and Fund Treasurer, A I M Advisors, Inc.; Formerly: Vice President, A I M Distributors, Inc.; and Senior Vice President, AIM Investment Services, Inc.	N/A

Edgar M. Larsen— 1940 Vice President	2003

Executive Vice President, A I M Management Group Inc., Senior Vice President, A I M Advisors, Inc.; and Chairman, President, Director of Investments, Chief Executive Officer and Chief Investment Officer, A I M Capital Management, Inc.

Formerly: Director, A I M Advisors, Inc., A I M Capital Management, Inc. and A I M Management Group Inc.

			N/A

B-4

Trustee Ownership Of Fund Shares As Of December 31, 2003

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in The AIM Family of Funds®

Robert H. Graham	-0-	Over $100,000

Mark H. Williamson	-0-	Over $100,000

Bob R. Baker	Premier Portfolio $1 – $10,000 Premier Tax-Exempt Portfolio $1 – $10,000 Premier U.S. Government Money Portfolio $1 – $10,000	Over $100,000

Frank S. Bayley	-0-	$50,001 – $100,000

James T. Bunch	Premier Portfolio $1 – $10,000 Premier Tax-Exempt Portfolio $1 – $10,000 Premier U.S. Government Money Portfolio $1 – $10,000	Over $100,000

Bruce L. Crockett	-0-	$10,001 – $50,000

Albert R. Dowden	-0-	Over $100,000

Edward K. Dunn, Jr.	-0-	Over $100,000	(5)

Jack M. Fields	-0-	Over $100,000	(5)

Carl Frischling	-0-	Over $100,000	(5)

Gerald J. Lewis	Premier Portfolio $1 – $10,000	$50,001 – $100,000

Prema Mathai-Davis	-0-	$1 – $10,000	(5)

Lewis F. Pennock	-0-	$50,001 — $100,000

Ruth H. Quigley	-0-	$1 – $10,000

Louis S. Sklar	-0-	Over $100,000	(5)

Larry Soll	Premier Portfolio Over $100,000 Premier Tax-Exempt Portfolio $1 – $10,000 Premier U.S. Government Money Portfolio $1 – $10,000	Over $100,000

[5]	Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

45

APPENDIX C

TRUSTEE COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:

Trustee	Aggregate Compensation from the Trust(1)	Retirement Benefits Accrued by All AIM Funds	Estimated Annual Benefits Upon Retirement(2)	Total Compensation From All AIM Funds(3)
Bob R. Baker	$5,773	$32,635	$114,131	$154,554
Frank S. Bayley(4)	2,688	131,228	90,000	159,000
James T. Bunch	5,618	20,436	90,000	138,679
Bruce L. Crockett(4)	2,688	46,000	90,000	160,000
Albert R. Dowden(4)	2,671	57,716	90,000	159,000
Edward K. Dunn, Jr.(4)	2,688	94,860	90,000	160,000
Jack M. Fields(4)	2,688	28,036	90,000	159,000
Carl Frischling(4)(5)	2,670	40,447	90,000	160,000
Gerald J. Lewis	5,533	20,436	90,000	142,054
Prema Mathai-Davis(4)	2,688	33,142	90,000	160,000
Lewis F. Pennock(4)	2,688	49,610	90,000	160,000
Ruth H. Quigley(4)	2,688	126,050	90,000	160,000
Louis S. Sklar(4)	2,688	72,786	90,000	160,000
Larry Soll	5,533	48,830	108,090	140,429

(1)	Amounts shown are based upon the fiscal year ended August 31, 2004. Ms. Sueann Ambron and Messrs. Victor L. Andrews, Lawrence H. Budner and John W. McIntrye served as directors of AIM Treasurer’s Series Funds, Inc. prior to October 21, 2003. During the fiscal year ended August 31, 2004, the aggregate compensation received from the Company by Ms. Ambron and Messrs. Andrews, Budner, and McIntrye was $3,438, $2,881, $2,881 and $2,943, respectively. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2004 including earnings was $14,442.
(2)	These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees’ retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.
(3)	All trustees currently serve as trustee of 19 registered investment companies advised by AIM.
(4)	Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley were elected as trustees of the Trust on October 21, 2003.
(5)	During the fiscal year ended August 31, 2004, the Trust paid $1,815 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

C-1

APPENDIX D

PROXY POLICIES AND PROCEDURES

(As Amended September _16, 2004)

A.	Proxy Policies

Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an “AIM Advisor” and collectively “AIM”) has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although AIM’s proxy voting policies are stated below, AIM’s proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.	Boards Of Directors

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Are not independent directors and (a) sit on the board’s audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Implement or renew a dead-hand or modified dead-hand poison pill;

•	Sit on the boards of an excessive number of companies;

•	Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Portfolio manager’s assessment;

•	Qualifications of director nominees (both slates);

D-1

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•	Background to the proxy contest.

II.	Independent Auditors

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.

III.	Compensation Programs

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

•	We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

•	We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

•	We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock’s current market price, ability to issue reload options, or automatic share replenishment (“evergreen”) feature.

•	We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

•	We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

IV.	Corporate Matters

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

•	We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

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•	We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

•	We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

•	We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.	Shareholder Proposals

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request.

•	We will generally abstain from shareholder social and environmental proposals.

•	We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

•	We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

•	We will generally vote for proposals to lower barriers to shareholder action.

•	We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of “TIDE” provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.	Other

•	We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

•	We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

•	We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM’s proxy policies, and the procedures noted below, may be amended from time to time.

B.	Proxy Committee Procedures

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a

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company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers’ views regarding a proposal’s impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

AIM’s proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries (“ISS”), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds’ Board of Trustees on a periodic basis regarding issues where AIM’s votes do not follow the recommendation of ISS or another provider because AIM’s proxy policies differ from those of such provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds’ Board of Trustees:

1.	Other than by voting proxies and participating in Creditors’ committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2.	AIM will not publicly announce its voting intentions and the reasons therefore.

3.	AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4.	All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.

C.	Business/Disaster Recovery

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS’ proxy policies and procedures, which may vary slightly from AIM’s.

D.	Restrictions Affecting Voting

If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.

E.	Conflicts of Interest

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM’s interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM’s relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM’s relationship with the company into account, and will vote the company’s proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

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In the event that AIM’s proxy policies and voting record do not guide the proxy committee’s vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds’ Board of Trustees in the next quarterly report.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.	Fund of Funds

When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

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APPENDIX E

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of November 15, 2004.

	Premier Portfolio Shares	Premier Tax- Exempt Portfolio Shares	Premier U.S. Government Money Portfolio – Investor Class Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Premier Fund of Funds 1 2 International Place, Fl 31 Boston, MA 02110	37.16%	—	—
AIM Sec Lending 2 International Place, Fl 31 Boston, MA 02100-4104	34.95%	—	—
Premier Fund of Funds 2 2 International Place, Fl 31 Boston, MA 02110	10.31%	—	—
Wachovia Capital Markets, LLC Attn: Money Funds 8739 Research Drive Capital Markets Charlotte, NC 28262-0675	—	16.94%	—
Ralph H. or Lynne J. Jenkins JTWROS 39 Woodcrest Ave. Atlanta, GA 30309-1535	—	6.50%	—
ANTC TTEE FBO Tetra Tech Inc & Subsidiaries Retirement Plan 630 N Rosemead Blvd. Pasadena, CA 91107-2101	—	—	5.01%

Management Ownership

As of November 15, 2004, the Trustees and Officers as a group owned less than 1% of the outstanding shares of each class of each fund.

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APPENDIX F-1

PENDING LITIGATION ALLEDGING MARKET TIMING

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of October 8, 2004.

RICHARD LEPERA, On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

MIKE SAYEGH, On Behalf of the General Public, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

RAJ SANYAL, Derivatively On Behalf of NATIONS INTERNATIONAL EQUITY FUND, v. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL

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MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

L. SCOTT KARLIN, Derivatively On Behalf of INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (“Investment Company Act”), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

RICHARD RAVER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the “Securities Act”); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

JERRY FATTAH, Custodian For BASIM FATTAH, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (formerly known as INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER’S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER’S TAX-EXEMPT RESERVE

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FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

EDWARD LOWINGER and SHARON LOWINGER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER’S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

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JOEL GOODMAN, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

STEVEN B. EHRLICH, Custodian For ALEXA P. EHRLICH, UGTMA/FLORIDA, and DENNY P. JACOBSON, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

JOSEPH R. RUSSO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

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GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act (“ERISA”). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the “Retirement Plan”) resulting from the defendants’ breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan’s assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan’s assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

PAT B. GORSUCH and GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

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LORI WEINRIB, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

ROBERT S. BALLAGH, JR., Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

JONATHAN GALLO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE

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OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

EILEEN CLANCY, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER’S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

SCOTT WALDMAN, On Behalf of Himself and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

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CARL E. VONDER HAAR and MARILYN P. MARTIN, On Behalf of Themselves and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

HENRY KRAMER, Derivatively On Behalf of INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., Defendants, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, Nominal Defendants, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

CYNTHIA L. ESSENMACHER, Derivatively On Behalf of the INVESCO DYNAMICS FUND AND THE REMAINING “INVESCO FUNDS” v. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, Defendants, AND INVESCO DYNAMICS FUND AND THE “INVESCO FUNDS”, Nominal Defendants, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act (“ERISA”) purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.

RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER’S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY,

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INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the INVESCO and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director

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defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys’ fees; and equitable restitution.

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APPENDIX F-2

PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING

The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of October 8, 2004.

T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys’ fees and costs.

JOHN BILSKI, Individually And On Behalf Of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys’ fees and costs.

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APPENDIX F-3

PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of October 8, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.

RONALD KONDRACKI v. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the “Investment Company Act”). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER and RHONDA LECURU v. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY v. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

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APPENDIX F-4

PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES

ON CLOSED FUNDS OR SHARE CLASSES

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of October 8, 2004.

LAWRENCE ZUCKER, On Behalf Of AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, v. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the “Investment Company Act”) and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.

STANLEY LIEBER, On Behalf Of INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, v. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.

HERMAN C. RAGAN, Derivatively, And On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against AIM DISTRIBUTORS. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

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APPENDIX F-5

PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES

AND DIRECTED-BROKERAGE ARRANGEMENTS

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of October 8, 2004.

JOY D. BEASLEY AND SHEILA McDAID, Individually and On Behalf of All Others Similarly Situated, v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the “Investment Company Act”) and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the “Advisers Act”). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds’ advisory

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agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

RICHARD TIM BOYCE v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN

F-15

DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH

F-16

YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND,

F-17

AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500

F-18

INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

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FINANCIAL STATEMENTS

FS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

INVESCO Treasurer’s Money Market Reserve Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer’s Money Market Reserve Fund, now known as Premier Portfolio, (one of the funds constituting AIM Treasurer’s Series Trust, formerly known as INVESCO Treasurer’s Series Funds, Inc.; hereafter referred to as the “Fund”) at August 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 22, 2004

Houston, Texas

Schedule of Investments

August 31, 2004

	Maturity	Par (000)	Value
Variable Rate Demand Notes–20.10%(a)

Insured–3.45%(b)
California (State of) Housing Finance Agency; Taxable Series 1998 T RB(c) 1.63%	08/01/29	$5,000	$5,000,000
Connecticut (State of) Housing Finance Authority (Housing Mortgage Finance Program); Taxable Series 1998 F-2 RB(c) 1.63%	11/15/16	389	389,229
Fairview (City of), Minnesota Hospital & Healthcare Services; Taxable Series 1994 A RB(c) 1.60%	11/01/15	4,200	4,200,000
Florida (State of) Baptist Health System of South Florida; Taxable Series 1995 A RB(c) 1.57%	05/15/25	1,900	1,900,000
Montgomery (City of), Alabama BMC Special Care Facilities Financing Authority (Baptist Health); Taxable Series 1998 C RB(c) 1.60%	11/15/29	19,000	19,000,000
			30,489,229
Letter of Credit–16.65%(d)
Albuquerque (City of), New Mexico (Ktech Corp. Project); Taxable Series 2002 IDR (LOC–Wells Fargo Bank N.A.)(c) 1.65%	11/01/22	1,500	1,500,000
American Association of Retired Persons; Series 2001 Notes (LOC–Bank of America N.A.)(c) 1.60%	05/01/31	11,000	11,000,000
B. Braun Medical Inc.; Series 2000 Bonds (LOC–Wachovia Bank N.A.)(c) 1.65%	02/01/15	100	100,000
Belk, Inc.; Series 1998 Bonds (LOC–Wachovia Bank N.A.)(c)(e) (Acquired 05/18/04; Cost $16,000,000) 1.65%	07/01/08	16,000	16,000,000
Brooks (County of), Georgia Development Authority (Langboard Inc. Project); Taxable Series 2003 IDR (LOC–Bank of America N.A.)(c) 1.63%	05/01/18	1	1,000
Capital One Funding Corp.; Series 1999-F Floating Rate Notes (LOC–JPMorgan Chase Bank)(c) 1.64%	12/02/19	7,000	7,000,000
Series 2000-B Floating Rate Notes (LOC–JPMorgan Chase Bank)(c)(e) (Acquired 03/23/04; Cost $7,909,000) 1.64%	07/01/20	7,909	7,909,000
Chatham Capital Corp.; Series 2000 Floating Rate Notes (LOC–JPMorgan Chase Bank)(c) 1.64%	07/01/20	13,151	13,151,000

	Maturity	Par (000)	Value
Letter of Credit Guaranteed–(Continued)
Corp. Finance Managers Inc., Floating Rate Notes (LOC–Wells Fargo Bank N.A.)(c) 1.65%	02/02/43	$1,100	$1,100,000
Fayette (County of), Ohio (Fayette County Memorial Hospital); Taxable Series 2003 RB (LOC–National City Bank)(c) 1.63%	08/01/23	100	100,000
Garlands of Barrington Lenders Inc.; Series 2002-E Floating Rate Notes (LOC–JPMorgan Chase Bank)(c) 1.64%	04/01/32	100	100,000
Georgia (State of) Municipal Gas Authority (Gas Portfolio III Project); Taxable Gas Series 2004 A RB (LOC–Wachovia Bank N.A.; Bayerische Landesbank; JPMorgan Chase Bank)(c) 1.66%	02/01/15	16,760	16,760,000
JPV Capital LLC; Series 1999-A Floating Rate Notes (LOC–ABN AMRO Bank N.V.)(c) 1.70%	12/01/39	70	70,000
Kamps Capital LLC; Series 2003 Floating Rate Notes (LOC–Federal Home Loan Bank)(c) 1.58%	09/01/33	362	361,612
Lehigh (County of), Pennsylvania Industrial Development Authority (Bouras Industries); Taxable Series 2002 C IDR (LOC–Wachovia Bank N.A.)(c) 1.68%	11/01/13	1	1,000
Liberty (County of), Georgia Industrial Authority (Hugo Boss Inc. Project); Taxable Series 2002 RB (LOC–Wachovia Bank N.A.)(c) 1.70%	01/01/18	100	100,000
Michigan (State of) Grand Travers Bank Economic Development Corp.; Taxable Series 2003 RB (LOC–Bank of America N.A.)(c) 1.60%	09/01/18	7,600	7,600,000
North Carolina (State of) Roman Catholic Diocese of Charlotte; Series 2002 Floating Rate Bonds (LOC–Wachovia Bank N.A.)(c) 1.63%	05/01/14	903	903,000
North Carolina (State of) Roman Catholic Diocese of Raleigh; Series 2002 A RB (LOC–Bank of America N.A.)(c) 1.68%	06/01/18	6,900	6,900,000
R.G. Ray Corp.; Series 2000 Floating Rate Bonds (LOC–ABN AMRO Bank N.V.)(c)(e) (Acquired 08/14/03; Cost $1,000) 1.70%	01/01/15	1	1,000
Racetrac Capital, LLC; Series 2000 Floating Rate Bonds (LOC–Regions Bank)(c) 1.68%	09/01/20	18,700	18,700,000
Richmond (City of), Virginia Redevelopment & Housing Authority (Old Manchester Project); Taxable Series 1995 B RB (LOC–Wachovia Bank N.A.)(f) 1.50%	12/01/25	1,000	1,000,000
Rockwood Quarry, LLC; Floating Rate Notes (LOC–Fifth Third Bank)(c) 1.58%	12/01/22	1	1,000

	Maturity	Par (000)	Value
Letter of Credit Guaranteed–(Continued)
S&L Capital LLC; Floating Rate Notes (LOC–Comerica Bank)(c) 1.68%	11/04/42	$1	$1,000
San Jose (City of), California Redevelopment Agency (Merged Area) Taxable Series 2002 G RB (LOC–Bank of New York)(c) 1.60%	08/01/29	24	24,343
Taxable Series 2002 H RB (LOC–Bank of New York)(c) 1.60%	08/01/29	773	772,881
Sebastian Commons L.P.; Series 2003 Floating Rate Notes (LOC–Bank of America N.A.)(c) 1.60%	09/01/28	6,001	6,001,000
Shepherd Capital LLC; Series 1996 A Floating Rate Notes (LOC–Comerica Bank)(c) 1.70%	10/01/46	6,660	6,660,000
Series 2003-C Floating Rate Notes (LOC–ABN AMRO Bank N.V.)(c) 1.63%	08/01/53	11,455	11,455,000
Series 2003 D Floating Rate Notes (LOC–Federal Home Loan Bank)(c) 1.58%	10/01/53	614	614,153
Utah (State of) Telecommunication Open Infrastructure Agency; Taxable Series 2004 RB (LOC–Bank of America N.A.)(c) 1.60%	07/15/26	11,500	11,500,000
			147,386,989
Total Variable Rate Demand Notes (Cost $177,876,218)			177,876,218
Commercial Paper–18.02%(g)

Asset-Backed Securities–Consumer Receivables–0.96%
Old Line Funding, LLC (Royal Bank of Canada–ABS Program Sponsor)(e) (Acquired 08/03/04; Cost $8,450,539) 1.50%	09/13/04	8,465	8,460,768
Asset-Backed Securities–Fully Backed–9.48%
Concord Minutemen Capital Co., LLC–Series A (Liberty Hampshire Co.–ABS Program Sponsor)(e) (Acquired 08/11/04; Cost $44,946,956) 1.55%	09/08/04	44,000	43,986,739
Legacy Capital Co., LLC (Liberty Hampshire Co., LLC (The)–ABS Program Sponsor)(e) (Acquired 08/12/04; Cost $24,930,000) 1.60%	10/14/04	25,000	24,952,222
Tannehill Capital Co., LLC (Liberty Hampshire Co., LLC (The)–ABS Program Sponsor)(e) (Acquired 07/28/04; Cost $14,947,550) 1.92%	01/21/05	15,090	14,975,718
			83,914,679

	Maturity	Par (000)	Value
Asset-Backed Securities–Multi-Purpose–1.69%
Receivables Capital Co. LLC (Bank of America N.A.–ABS Program Sponsor)(e) (Acquired 08/18/04; Cost $14,980,875) 1.53%	09/17/04	$15,000	$14,989,800
Asset-Backed Securities–Structured Investment Vehicles/Security Arbitrage–1.92%
Grampian Funding LLC (HBOS Treasury Services PLC–ABS Program Sponsor)(e) (Acquired 08/03/04; Cost $6,981,710) 1.52%	09/17/04	6,995	6,990,275
Grampian Funding LLC (HBOS Treasury Services PLC–ABS Program Sponsor)(e) (Acquired 05/25/04; Cost $9,926,111) 1.52%	11/16/04	10,000	9,967,911
			16,958,186
Asset-Backed Securities–Trade Receivables–1.06%
Ciesco, LLC (Citibank N.A.–ABS Program Sponsor) 1.61%	10/25/04	9,383	9,360,340
Investment Banking & Brokerage–1.69%
Morgan Stanley(h) 1.64%	12/13/04	15,000	15,000,000
Letter of Credit–1.22%
Alabama (State of) Industrial Development Authority (Commscope Project); Taxable Series 1995 Notes (LOC–Wachovia N.A.)(d) 1.60%	09/21/04	10,800	10,800,000
Total Commercial Paper (Cost $159,483,773)			159,483,773
Certificates of Deposit–16.38%
CALYON (France) 1.76%	12/03/04	40,000	40,001,029
Deutsche Bank–New York Branch (Germany) 1.23%	11/26/04	20,000	20,000,000
HBOS Treasury Services PLC (United Kingdom) 1.61%	11/10/04	25,000	25,000,000
Northern Rock PLC (United Kingdom) 1.60%	11/09/04	20,000	20,000,000
Societe Generale–New York Branch (France)(f) 1.43%	10/01/04	15,000	14,999,565
UniCredito Italiano S.p.A. (Italy) 1.61%	11/12/04	25,000	24,997,005
Total Certificates of Deposit (Cost $144,997,599)			144,997,599

	Maturity	Par (000)	Value
Asset-Backed Securities–6.19%

Consumer Receivables–0.56%
GS Auto Loan Trust-Series 2004-1, Class A-1, Notes, 1.11%	02/15/05	$4,952	$4,952,026
Structured–5.63%
Granite Mortgages PLC (United Kingdom)–Series 2004-1, Class 1A-1, Floating Rate Bonds,(f) 1.56%	12/20/04	19,983	19,983,123
Residential Mortgage Securities (United Kingdom) Series 16A, Class A-1, Floating Rate Bonds(e)(f) (Acquired 09/25/03; Cost $17,073,600) 1.59%	09/11/04	17,074	17,073,600
Series 17A, Class A-1, Floating Rate Bonds(e)(f) (Acquired 02/09/04; Cost $12,784,100) 1.61%	02/14/05	12,784	12,784,100
			49,840,823
Total Asset-Backed Securities (Cost $54,792,849)			54,792,849
Medium-Term Notes–5.88%
Allstate Life Funding LLC, Floating Rate Global MTN(e)(i) (Acquired 09/09/03; Cost $10,003,000) 1.67%	09/30/04	10,000	10,000,224
MetLife Global Funding, Floating Rate MTN(e)(f) (Acquired 08/26/03; Cost $10,000,000) 1.61%	09/12/08	10,000	10,000,000
Procter & Gamble Co. (The); Floating Rate MTN(f) 1.53%	09/02/05	17,000	17,000,000
Racers Trust-Series 2004-6-MM, Floating Rate MTN(e)(f) (Acquired 04/22/04; Cost $15,000,000) 1.61%	10/22/08	15,000	15,000,000
Total Medium-Term Notes (Cost $52,000,224)			52,000,224
Promissory Notes–4.75%
Goldman Sachs Group Inc. (The)(e)(h)(j) (Acquired 03/08/04; Cost $15,000,000) 1.69%	10/08/04	15,000	15,000,000
Goldman Sachs Group, Inc. (The)(e)(h)(j) (Acquired 06/29/04; Cost $27,000,000) 1.69%	12/27/04	27,000	27,000,000
Total Promissory Notes (Cost $42,000,000)			42,000,000

	Maturity	Par (000)	Value
Master Note Agreements–3.95%
Merrill Lynch Mortgage Capital, Inc.(e)(k)(l) (Acquired 08/23/04; Cost $35,000,000) 1.70%	02/23/05	$35,000	$35,000,000
Funding Agreements–2.83%
New York Life Insurance Co.(e)(f)(j) (Acquired 04/07/04; Cost $15,000,000) 1.57%	04/06/05	15,000	15,000,000
Travelers Insurance Co. (The)(e)(j)(i) (Acquired 11/25/03; Cost $10,000,000) 1.87%	11/24/04	10,000	10,000,000
Total Funding Agreements (Cost $25,000,000)			25,000,000
U.S. Government Agency Securities–1.92%
Federal Home Loan Bank (FHLB)–0.79%
Unsec. Bonds, 1.35%	04/29/05	7,000	7,000,000
Federal National Mortgage Association (FNMA)–1.13%
Unsec. Notes, 1.66%	05/20/05	10,000	10,000,000
Total U.S. Government Agency Securities (Cost $17,000,000)			17,000,000
Total Investments (excluding Repurchase Agreements) (Cost $708,150,663)			708,150,663
Repurchase Agreements–19.88%
Barclays Capital Inc.–New York Branch (United Kingdom)(m) 1.58%	09/01/04	55,931	55,930,552
BNP Paribas Securities Corp.–New York Branch (France)(n) 1.62%	09/01/04	35,000	35,000,000
Greenwich Capital Markets, Inc.–New York Branch (United Kingdom)(o) 1.60%	09/01/04	25,000	25,000,000
Morgan Stanley & Co. Inc.(p) 1.60%	09/01/04	25,000	25,000,000
Societe Generale–New York Branch (France)(q) 1.60%	09/01/04	25,000	25,000,000
Wachovia Securities, Inc.(r) 1.60%	09/01/04	10,000	10,000,000
Total Repurchase Agreements (Cost $175,930,552)			175,930,552
TOTAL INVESTMENTS–99.90% (Cost $884,081,215)(s)			884,081,215
OTHER ASSETS LESS LIABILITIES–0.10%			897,434
NET ASSETS–100.00%			$884,978,649

Investment Abbreviations:

ABS	– Asset Backed Security
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MTN	– Medium Term Notes
RB	– Revenue Bonds
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Demand security; payable upon demand by the Fund with usually no more than seven calendar days’ notice.
(b)	Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.
(c)	Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $315,091,357, which represented 35.60% of the Fund’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)	Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(g)	Security may be traded on a discount basis. In such instances, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(i)	Interest rate is redetermined quarterly. Rate shown is the rate in effect on August 31, 2004.
(j)	Security considered to be illiquid. The aggregate market value of these securities considered illiquid at August 31, 2004 was $67,000,000, which represented 7.57% of the Fund’s net assets.
(k)	The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investor advisor or its affiliates.
(l)	The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day’s notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(m)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $55,933,007.
(n)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $795,035,830. Collateralized by $820,517,739 corporate obligations, 0% to 13.44% due 05/01/05 to 02/01/34 with an aggregate market value at August 31, 2004 of $834,095,132. The amount to be received upon repurchase by the Fund is $35,001,577.
(o)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $500,022,222. Collateralized by $542,389,895 U.S. Government obligations, 0% to 9.38% due 10/15/04 to 09/01/34 with an aggregate market value at August 31, 2004 of $510,001,643. The amount to be received upon repurchase by the Fund is $25,001,111.
(p)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,011,111. Collateralized by $276,758,369 U.S. Government obligations, 4.48% to 6.50% due 07/01/14 to 09/01/34 with an aggregate market value at August 31, 2004 of $256,694,508. The amount to be received upon repurchase by the Fund is $25,001,111.
(q)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $250,011,111. Collateralized by $331,039,330 U.S. Government obligations, 0% to 5.77% due 10/15/06 to 06/01/34 with an aggregate market value at August 31, 2004 of $255,000,000. The amount to be received upon repurchase by the Fund is $25,001,111.
(r)	Joint repurchase agreement entered into August 31, 2004 with an aggregate maturing value of $500,022,222. Collateralized by $535,536,990 U.S. Government obligations, 0% to 5.25% due 01/15/06 to 08/20/34 with an aggregate market value at August 31, 2004 of $510,002,099. The amount to be received upon repurchase by the Fund is $10,000,444.
(s)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments, at value (cost $708,150,663)	$708,150,663
Repurchase agreements (cost $175,930,552)	175,930,552
Total investments (cost $884,081,215)	884,081,215
Receivables for:
Fund shares sold	1,066,002
Interest	882,943
Total assets	886,030,160
Liabilities:
Payables for:
Fund shares reacquired	216,191
Dividends	834,948
Accrued advisory fees	372
Total liabilities	1,051,511
Net assets applicable to shares outstanding	$884,978,649

Net assets consist of:
Shares of beneficial interest	$884,961,597
Undistributed net investment income	17,052
$884,978,649
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Outstanding	884,964,132
Net asset value, offering and redemption price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

For the year ended August 31, 2004

Investment income:
Interest	$9,599,269
Expenses:
Advisory fees	1,989,075
Less: Fees waived	(398,757)
Net expenses	1,590,318
Net investment income	8,008,951
Net realized gain from investment securities	13,319
Net increase in net assets resulting from operations	$8,022,270

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the year ended August 31, 2004, three months ended August 31, 2003 and year ended May 31, 2003

	Year ended August 31, 2004	Three months ended August 31, 2003	Year ended May 31, 2003
Operations:
Net investment income	$8,008,951	$1,518,123	$7,679,046
Net realized gain from investment securities	13,319	1,198	—
Net increase in net assets resulting from operations	8,022,270	1,519,321	7,679,046
Distributions to shareholders from net investment income	(8,008,951)	(1,518,123)	(7,679,046)
Share transactions–net	23,474,507	367,936,868	(273,974,999)
Net increase in net assets	23,487,826	367,938,066	(273,974,999)
Net assets:
Beginning of year	861,490,823	493,552,757	767,527,756
End of year (including undistributed net investment income (loss) of $17,052, $0 and $0 for August 31, 2004, August 31, 2003 and May 31, 2003, respectively)	$884,978,649	$861,490,823	$493,552,757

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

August 31, 2004

NOTE 1—Significant Accounting Policies

INVESCO Treasurer’s Money Market Reserve Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM Treasurer’s Series Funds, Inc., formerly known as INVESCO Treasurer’s Series Funds, Inc., to a new series portfolio of the Trust.

The Fund’s investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. AIM has voluntarily agreed to waive advisory fees equal to 0.05% of the Fund’s average daily net assets. For the period November 25, 2003 through August 31, 2004, the Fund paid advisory fees to AIM of $1,175,221 after waivers of $294,983. Prior to November 25, 2003, the investment advisor to the Trust was INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees under similar terms to IFG of $415,097 after waivers of $103,774.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. (“AISI”), to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with Fund Management Company (“FMC”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3—Trustees’ Fees

Trustees’ fees are paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer their compensation. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the year ended August 31, 2004, three months ended August 31, 2003 and year ended May 31, 2003 was as follows:

	August 31, 2004	August 31, 2003	May 31, 2003
Distributions paid from ordinary income	$8,008,951	$1,518,123	$7,679,046

Tax Components of Net Assets:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

2004
Undistributed ordinary income	$17,052
Shares of beneficial interest	884,961,597
Total net assets	$884,978,649

The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 6—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of bond premium reclassifications on September 30, 2004, undistributed net investment income was increased by $17,052, undistributed net realized gain (loss) was decreased by $14,517 and shares of beneficial interest decreased by $2,535. This reclassification had no effect on the net assets of the Fund.

NOTE 7—Share Information

The Fund currently offers one class of shares.

	Changes in Shares Outstanding(a)
	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	10,990,448,626	$10,990,448,626	2,514,698,301	$2,514,698,301	6,083,694,346	$6,083,694,346
Issued as reinvestment of dividends	1,961,796	1,961,796	762,450	762,450	4,128,152	4,128,152
Reacquired	(10,968,935,915)	(10,968,935,915)	(2,147,523,883)	(2,147,523,883)	(6,361,797,497)	(6,361,797,497)
	23,474,507	$23,474,507	367,936,868	$367,936,868	(273,974,999)	$(273,974,999)

(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5.65% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. 73.83% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31,
					2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.01		0.00		0.01	0.02	0.06	0.05
Net gains on securities (both realized and unrealized)	0.00		0.00		—	—	—	—
Total from investment operations	0.01		0.00		0.01	0.02	0.06	0.05
Less dividends from net investment income	(0.01)		(0.00)		(0.01)	(0.02)	(0.06)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	1.01%		0.24%		1.35%	2.37%	6.03%	5.55%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$884,979		$861,491		$493,553	$767,528	$1,428,016	$1,185,282
Ratio of expenses to average net assets	0.20	%(b)(c)	0.21	%(b)(d)	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.00	%(c)	0.95	%(d)	1.35%	2.53%	5.89%	5.84%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America is not annualized for periods less than one year.
(b)	After fee waivers. Ratio of expenses to average net assets prior to the fee waivers for the year ended August 31, 2004 and the three months ended August 31, 2003 was 0.25% and 0.25% (annualized), respectively.
(c)	Ratios are based on average daily net assets of $797,514,579.
(d)	Annualized.

NOTE 9—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be

NOTE 9—Legal Proceedings (continued)

determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement

NOTE 9—Legal Proceedings (continued)

amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three

NOTE 9—Legal Proceedings (continued)

amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of INVESCO Treasurer’s Tax-Exempt Reserve Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Treasurer’s Tax-Exempt Reserve Fund, now known as Premier Tax-Exempt Portfolio, (one of the funds constituting AIM Treasurer’s Series Trust, formerly known as INVESCO Treasurer’s Series Funds, Inc.; hereafter referred to as the “Fund”) at August 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 22, 2004

Houston, Texas

Schedule of Investments

August 31, 2004

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Municipal Obligations–99.69%
Alabama–13.51%
Homewood (City of) Medical Clinic Board (Lakeshore Foundation Project); Lease Revenue VRD Series 2000 RB (LOC–AmSouth Bank) 1.47%, 11/01/24(b)(c)(d)	A-1	—	$1,024	$1,024,000
Tuscaloosa (City of) Educational Building Authority (Stillman College Project); Refunding Capital Improvement VRD Series 2002 A RB (LOC–AmSouth Bank) 1.47%, 10/01/23(b)(c)(d)	—	VMIG-1	3,990	3,990,000
				5,014,000
Colorado–3.37%
Colorado (State of) Housing & Finance Authority (G.A. Wright Asset Management LLC); Economic Development VRD Series 2004 A RB (LOC–Wells Fargo Bank N.A.) 1.42%, 04/01/29(b)(c)(d)(e)	A-1+	—	1,250	1,250,000
Connecticut–0.60%
Connecticut (State of); Special Tax Obligation Series 1994 RB 5.60%, 10/01/04(f)(g)	AAA	Aaa	220	223,004
Florida–2.45%
Dade (County of) Solid Waste System; Refunding Special Obligation Series 1996 RB 5.25%, 10/01/04(h)	AAA	Aaa	150	150,483
Orange (County of) Health Facilities Authority (Presbyterian Retirement Project); VRD Series 1998 RB (LOC–Bank of America N.A.) (Acquired 07/08/04; Cost $759,000) 1.38%, 11/01/28(b)(c)(d)(i)(j)	—	—	759	759,000
				909,483
Georgia–8.31%
Floyd (County of) Development Authority (Shorter College Project); VRD Series 1998 RB (LOC–SunTrust Bank) 1.47%, 06/01/17(b)(c)(d)	A-1+	—	2,900	2,900,000
Henry (County of) School District; Unlimited Tax Series 2002 GO 5.00%, 04/01/05(h)	AAA	Aaa	180	184,011
				3,084,011

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Illinois–15.03%
Chicago (City of) Economic Development (Crane Carton Co. Project); VRD Series 1992 RB (LOC–Bank of America N.A.) 1.45%, 06/01/12(b)(c)(d)	A-1+	—	$300	$300,000
Chicago (City of) Public Building Commission; Series 1999 C RB 5.38%, 02/01/05(h)	AAA	Aaa	320	325,585
Chicago (City of); Equipment Notes Unlimited Tax Series 1996 GO 5.60%, 01/01/05(h)	AAA	Aaa	500	507,278
Cook (County of); Unlimited Tax Series 1992 C GO 5.80%, 11/15/04(h)	AAA	Aaa	300	302,837
Illinois (State of) Development Finance Authority (American College of Surgeons); VRD Series 1996 RB (LOC–Northern Trust Co.) 1.40%, 08/01/26(b)(c)(d)	A-1+	—	3,149	3,149,000
Illinois (State of) Development Finance Authority (6 West Hubbard Street); VRD Series 1986 IDR (LOC–ABN AMRO Bank N.V.) 1.25%, 12/01/16(c)(d)(e)(k)	A-1	—	740	740,000
Whiteside Rock Island & Henry (Counties of) Community Unit School District; Unlimited Tax Series 1993 GO 6.00%, 01/01/05(f)(g)(l)	NRR	NRR	100	101,547
Winnebago & Boone (Counties of) School District No. 205; Unlimited Tax Series 1992 C GO 5.90%, 02/01/05(h)	AAA	Aaa	150	152,913
				5,579,160
Indiana–2.30%
Lake (County of) Park District; Refunding Unlimited Tax Series 2002 GO 3.00%, 12/31/04(h)	AAA	Aaa	850	855,040
Iowa–4.72%
Iowa (State of) Finance Authority (YMCA Project); Economic Development VRD Series 2000 RB (LOC–Wells Fargo Bank N.A) 1.42%, 06/01/10(b)(c)(d)(l)	—	—	1,750	1,750,000
Kentucky–4.67%
Newport (City of) Kentucky League of Cities Funding Trust Lease Program; VRD Series 2002 RB (LOC–U.S. Bank N.A.) 1.34%, 04/01/32(b)(c)(d)	—	VMIG-1	1,735	1,735,000

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Michigan–4.30%
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit Project); VRD Series 2001 RB (LOC–JPMorgan Chase Bank) 1.42%, 05/01/31(b)(c)(d)	A-1+	—	$100	$100,000
Oakland (County of) Economic Development Corp. (Rochester College Project); Limited Obligation VRD Series 2001 RB (LOC–JPMorgan Chase Bank) 1.45%, 08/01/21(b)(c)(d)	—	VMIG-1	1,495	1,495,000
				1,595,000
Mississippi–0.41%
De Soto (County of) School District; Unlimited Tax Series 2004 B GO 4.00%, 05/01/05(h)	—	Aaa	150	152,416
Montana–0.81%
Great Falls (City of) Industrial Development Authority (Safeway Inc. Project); Refunding VRD Series 1991 IDR (LOC–Deutsche Bank A.G.) 1.45%, 12/01/04(d)(f)	A-1+	—	300	300,000
Nebraska–0.83%
Douglas (County of) School District No. 001; Unlimited Tax Series 1999 GO 4.90%, 12/09/04(f)(g)	AAA	Aa2	300	309,109
New Jersey–0.47%
Sayreville (City of) School District; Unlimited Tax Series 2002 GO 4.63%, 03/01/05(h)	AAA	Aaa	170	172,738
New York–0.75%
New York (State of) Housing Finance Agency (Watergate II–A Project); Multi-family Housing Series 2004 RB (LOC–JPMorgan Chase Bank) 1.40%, 02/15/05(e)	—	Aa1	105	105,000
New York (State of) Tollway Authority (Highway & Bridge Trust Fund); Series 1995 A RB 5.50%, 04/01/05(f)(g)	AAA	Aaa	165	172,409
				277,409
North Carolina–5.12%
Carteret (County of) Industrial Facilities & Pollution Control Financing Authority (TexasGulf Inc. Project); VRD Series 1985 PCR (LOC–BNP Paribas) 1.38%, 10/01/05(b)(c)(d)	—	Aa2	1,900	1,900,000
Ohio–0.27%
Copley-Fairlawn (City of) School District; Refunding & Improvement Unlimited Tax Series 2002 GO 2.00%, 12/01/04(h)	—	Aaa	100	100,222

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Pennsylvania–0.54%
Monto (County of) Pocono Mountain School District; Unlimited Tax Series 1996 A GO 4.60%, 11/15/04(h)	AAA	Aaa	$200	$201,419
South Carolina–2.08%
South Carolina (State of) Jobs Economic Development Authority (Persona Inc. Project); VRD Series 1998 RB (LOC–ABN AMRO Bank N.V.) 1.42%, 04/01/18(b)(c)(d)(e)	A-1	—	770	770,000
Tennessee–13.44%
Blount (County of) Public Building Authority (Local Government Public Improvements); VRD Series 2001 A-1-H RB 1.36%, 06/01/20(c)(h)(m)	—	VMIG-1	1,290	1,290,000
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Pooled Funding VRD Series 2004 RB (LOC–Bank of America N.A.) 1.37%, 07/01/34(c)(d)(m)	—	VMIG-1	1,000	1,000,000
Tullahoma (City of) Industrial Development Board (Marine Master Project); VRD Series 2002 IDR (LOC–AmSouth Bank) 1.57%, 10/01/17(b)(c)(d)	—	P-1	2,700	2,700,000
				4,990,000
Texas–4.04%
Amarillo (City of) Health Facilities Corp. (Panhandle Pooled Health Care); VRD Series 1985 RB (LOC–BNP Paribas) 1.40%, 05/31/25(b)(c)(d)	—	VMIG-1	692	692,000
Dallas (City of); Refunding Limited Tax Series 2003 A GO 4.00%, 02/15/05	AA+	Aa1	125	126,607
Harris (County of) (Criminal Justice Center); Limited Tax Series 1996 GO 7.50%, 10/01/04	AA+	Aa1	100	100,517
Humble (City of) Independent School District; Refunding Unlimited Tax Series 1997 GO (CEP–Texas Permanent School Fund) 4.65%, 02/15/05	AAA	Aaa	100	101,555
Kaufman (County of); Certificates Obligation Limited Tax Series 2002 GO 4.00%, 02/15/05(h)	AAA	Aaa	100	101,286

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Texas–(Continued)
Harris (County of) Port of Houston Authority (Harris County Port Improvement); Unlimited Tax Series 2001 A GO 5.00%, 10/01/04(h)	AAA	Aaa	$225	$225,704
Texas (State of); Series 2004 TRAN 3.00%, 08/31/05	SP-1+	MIG-1	150	152,060
				1,499,729
Washington–5.92%
Benton (County of) School District No. 017 (Kennewick); Unlimited Tax Series 1994 GO 4.80%, 12/01/04(f)(g)	AAA	Aaa	100	100,823
Island (County of) School District No. 204 (Coupeville); Unlimited Tax Series 2004 GO 3.00%, 12/01/04(h)	—	Aaa	271	271,711
Seattle (Port of) Industrial Development Corp. (Sysco Food Services Project); Refunding VRD Series 1994 IDR 1.37%, 11/01/25(b)(c)	A-1+	VMIG-1	1,525	1,525,000
Tacoma (City of) Metropolitan Park District; Unlimited Tax Series 2003 A GO 2.00%, 12/01/04(h)	AAA	Aaa	200	200,428
Tacoma (City of); Refunding Limited Tax Series 2001 GO 4.13%, 12/01/04(h)	AAA	Aaa	100	100,745
				2,198,707
Wisconsin–5.75%
Appleton (City of) Redevelopment Authority (Fox Cities Performing Arts Center Project); Redevelopment VRD Series 2001 B RB (LOC-JPMorgan Chase Bank; M&I Marshall & Isley Bank) 1.45%, 06/01/36(b)(c)(d)	—	VMIG-1	900	900,000
Madison (City of) Community Development Authority (Hamilton Point Apartments Project); Refunding Multi-Family Housing VRD Series 1997 A RB (LOC–JPMorgan Chase Bank) (Acquired 08/28/02; Cost $935,000) 1.51%, 10/01/22(b)(c)(d)(i)(l)	—	—	935	935,000

	Ratings(a)		Par (000)	Value
	S&P	Moody’s

Wisconsin–(Continued)
Wisconsin (State of); Refunding Unlimited Tax Series 2003-3 GO 1.25%, 11/01/04	AA-	Aa3	$300	$300,000
				2,135,000
Total Municipal Obligations (Cost $37,001,447)				37,001,447
TOTAL INVESTMENTS–99.69% (Cost $37,001,447)(n)				37,001,447
OTHER ASSETS LESS LIABILITIES–0.31%				115,389
NET ASSETS–100.00%				$37,116,836

Abbreviations:

CEP	– Credit Enhancement Provider
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Ratings assigned by Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b)	Interest rate is redetermined weekly. Rate shown is the rate in effect on August 31, 2004.
(c)	Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Security subject to the alternative minimum tax.
(f)	Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(h)	Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(i)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at August 31, 2004 was $1,694,000, which represented 4.56% of the Fund’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j)	Security is not rated by S&P or by Moody’s; however it is rated by Fitch IBCA (“Fitch”) of F1+.
(k)	Interest rate is redetermined monthly. Rate shown is the rate in effect on August 31, 2004.
(l)	Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to procedures adopted by the Board of Trustees.
(m)	Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(n)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments, at market value (cost $37,001,447)	$37,001,447
Receivables for:
Fund shares sold	63,530
Interest	105,296
Other assets	293
Total assets	37,170,566
Liabilities:
Payables for:
Fund shares reacquired	50,000
Dividends	3,730
Total liabilities	53,730
Net assets applicable to shares outstanding	$37,116,836

Net assets consist of:
Shares of beneficial interest	$37,116,692
Undistributed net investment income	444
Undistributed net realized gain (loss) from investment securities	(300)
$37,116,836
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Outstanding	37,117,136
Net asset value, offering and redemption price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

For the year ended August 31, 2004

Investment income:
Interest	$435,772
Expenses:
Advisory fees	94,139
Total expenses	94,139
Net investment income	341,633
Net realized gain (loss) from investment securities	(300)
Net increase in net assets resulting from operations	$341,333

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the year ended August 31, 2004, the three months ended August 31, 2003 and the year ended May 31, 2003

	Year ended August 31, 2004	Three months ended August 31, 2003	Year ended May 31, 2003
Operations:
Net investment income	$341,633	$97,982	$588,596
Net realized gain (loss) from investment securities	(300)	—	—
Net increase in net assets resulting from operations	341,333	97,982	588,596
Distributions to shareholders from net investment income	(341,633)	(97,982)	(588,596)
Share transactions–net	(7,047,133)	(848,661)	(22,393,533)
Net increase (decrease) in net assets	(7,047,433)	(848,661)	(22,393,533)
Net assets:
Beginning of year	44,164,269	45,012,930	67,406,463
End of year (including undistributed net investment income of $444, $0 and $0 for August 31, 2004, August 31, 2003 and May 31, 2003, respectively)	$37,116,836	$44,164,269	$45,012,930

Notes to Financial Statements

August 31, 2004

NOTE 1—Significant Accounting Policies

INVESCO Treasurer’s Tax-Exempt Reserve Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM Treasurer’s Series Funds, Inc., formerly known as INVESCO Treasurer’s Series Funds, Inc., to a new series portfolio of the Trust.

The Fund’s investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

NOTE 1—Significant Accounting Policies (continued)

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (SEC), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. For the period November 25, 2003 through August 31, 2004, the Fund paid advisory fees to AIM of $68,372. Prior to November 25, 2003, the investment advisor to the Trust was INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003, through November 24, 2003, the Fund paid advisory fees under similar terms to IFG of $25,767.

The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. (“AISI”), to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.

The Trust has entered into a master distribution agreement with Fund Management Company (“FMC”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or FMC.

NOTE 3—Trustees’ Fees

Trustees’ fees are paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer their compensation. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2004, three months ended August 31, 2003 and the year ended May 31, 2003 was as follows:

	August 31, 2004	August 31, 2003	May 31, 2003
Distributions paid from ordinary income — Tax Exempt	$339,908	$97,982	$588,596
Distributions paid from ordinary income — Taxable	1,725	—	—
Total Distributions	$341,633	$97,982	$588,596

Tax Components of Net Assets:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

2004
Undistributed ordinary income	$444
Capital loss carryforward	(300)
Shares of beneficial interest	37,116,692
Total net assets	$37,116,836

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of August 31, 2004, which expires as follows.

Expiration	Capital Loss* Carryforward
August 31, 2012	$300
*	Capital loss carryforward as of the date listed above is reduced for limitations if any, to the extent required by the Internal Revenue Code.

NOTE 6—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distribution classifications, on August 31, 2004, undistributed net investment income was increased by $444 and shares of beneficial interest decreased by $444. This reclassification had no effect on the net assets of the Fund.

NOTE 7—Share Information

The Fund currently offers one class of shares.

	Changes in Shares Outstanding(a)
	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	64,309,153	$64,309,153	10,423,068	$10,423,068	74,241,005	$74,241,005
Issued as reinvestment of dividends	330,619	330,619	95,910	95,910	573,194	573,194
Reacquired	(71,686,905)	(71,686,905)	(11,367,639)	(11,367,639)	(97,207,732)	(97,207,732)
	(7,047,133)	$(7,047,133)	(848,661)	$(848,661)	(22,393,533)	$(22,393,533)
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 12.12% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There are also 4 shareholders that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 24.21% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31,
					2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.01		0.00		0.01	0.02	0.04	0.04
Less dividends from net investment income	(0.01)		(0.00)		(0.01)	(0.02)	(0.04)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	0.91%		0.21%		1.19%	1.81%	3.89%	3.58%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$37,117		$44,164		$45,013	$67,406	$59,638	$66,138
Ratio of expenses to average net assets	0.25	%(b)	0.25	%(c)	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.90	%(b)	0.85	%(c)	1.19%	1.80%	3.81%	3.59%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.
(b)	Ratios are based on average daily net assets of $37,778,909.
(c)	Annualized.

NOTE 9—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be

NOTE 9—Legal Proceedings (continued)

appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million. Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of

NOTE 9—Legal Proceedings (continued)

AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial

NOTE 9—Legal Proceedings (continued)

proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

PROSPECTUS | December 2, 2004

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO — INVESTOR CLASS

(FORMERLY, INVESCO U.S. GOVERNMENT MONEY FUND)

A mutual fund designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

Investor Class shares offered by this Prospectus are offered only to grandfathered investors. Please see the section of the Prospectus entitled “How To Buy Shares.”

Investment Goals, Strategies, And Risks2
Fund Performance 3
Fees And Expenses3
Investment Risks4
Principal Risks Associated With The Fund5
Fund Management6
Portfolio Managers6
Potential Rewards6
Share Price7
Tools Used to Combat Excessive Short-Term Trading Activity7
How To Buy Shares8
Your Account Services12
How To Sell Shares13
Dividends And Taxes14
Financial Highlights16

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

AIM TREASURER’S SERIES TRUST

A I M Advisors, Inc. (“AIM” or the “Advisor”) is the investment advisor for the Premier U.S. Government Money Portfolio (the “Fund”) (formerly, INVESCO U.S. Government Money Fund). On November 25, 2003, INVESCO U.S. Government Money Fund (the “Fund”), a series portfolio of AIM Money Market Funds, Inc, a Maryland corporation (the “Company”), was redomesticated into a series portfolio of AIM Treasurer’s Series Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“INVESCO”) served as the investment advisor for the Fund.

This Prospectus contains important information about the Fund’s Investor Class shares. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses).

This Prospectus will tell you more about:

Investment Goals & Strategies

Potential Investment Risks

Past Performance

Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT THE FUND’S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is a money market fund. The Fund seeks a high level of current income consistent with the preservation of capital and the maintenance of liquidity. It invests in “money market” securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of the Fund’s portfolio is ninety days or less.

The Fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:

■	maintaining high credit quality of the Fund’s investments;
■	maintaining a short average portfolio maturity;
■	ensuring adequate diversification of both the issuers of the Fund’s investments and the guarantors of those investments, if any; and
■	monitoring accurate pricing of the Fund’s investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in the Fund.

Premier U.S. Government Money Portfolio — Investor Class

Premier U.S. Government Money Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations all of which are collateralized by such obligations. Direct U.S. government obligations include Treasury bonds, bills and notes, and are backed by the full faith and credit of the U.S. Treasury. The Fund may invest in obligations issued by certain agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

2

Fund Performance

Performance information in the bar charts below is that of the Fund’s Investor Class shares. The returns in the bar chart reflects only the total expenses of the class.

The bar chart below shows the Fund’s Investor Class actual yearly performance (commonly known as their “total return”) for the years ended December 31 over the past decade. The table below shows the average annual total returns of Investor Class for various periods ended December 31, 2003.

To obtain the Fund’s current 7-day yield information, please call the Advisor at 1-800-959-4246. The information in the charts and table illustrates the variability of the Fund’s total return. Remember, past performance does not indicate how the Fund will perform in the future.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO — INVESTOR CLASS ACTUAL ANNUAL TOTAL RETURN[1,2]

Best Calendar Qtr. 9/00 1.44% Worst Calendar Qtr. 12/03 0.06%

	AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 2003)	1 YEAR	5 YEARS	10 YEARS OR SINCE INCEPTION
Investor Class
Premier U.S. Government Money Portfolio[1,2]	0.37%	2.82%	3.68%

[1]	Total return figures include reinvested dividends and capital gain distributions and the effect of the class’ expenses.
[2]	Return for Investor Class shares of Premier U.S. Government Money Portfolio year-to-date as of the calendar quarter ended September 30, 2004 was 0.28%.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT

Investor Class
Maximum Front-End Sales Charge on purchases as a percentage of offering price	None
Maximum Contingent Deferred Sales Charge (CDSC) as a percentage of the total original cost of the shares	None
Maximum Sales Charge on reinvested dividends/distributions	None

3

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS1

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO	Investor Class
Management Fees[2]	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]	0.73%

Total Annual Fund Operating Expenses[4]	1.13%

[1]	There is no guarantee that actual expenses will be the same as those shown in the table.
[2]	Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced. The new tiered fee rate is as follows: 0.40% on the first $300 million of the fund’s average daily net assets, plus 0.35% on the next $200 million of the fund’s average daily net assets, plus 0.20% on the fund’s average daily net assets in excess of $500 million. Expenses have been restated to reflect this new fee rate.
[3]	Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes.
[4]	The advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) to 0.85%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors. Further, at the direction of the Trustees of the Trust, AMVESCAP PLC has assumed expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s Investor Class shares’ operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Premier U.S. Government Money Portfolio
Investor Class	$115	$359	$622	$1,375

Investment Risks

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including this Fund, are:

Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund’s underlying investments and changes in the equity markets as a whole.

Not A Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

4

Principal Risks Associated With The Fund

You should consider the special risk factors discussed below associated with the Fund’s policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund’s portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund’s new investments are likely to be in debt securities paying lower rates than the rest of the Fund’s portfolio when interest rates go down. This reduces the Fund’s yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK

The Fund invests in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

PREPAYMENT RISK

The Fund may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased. If interest rates rise, mortgages may be prepaid at a slower-than-expected rate. This may effectively lengthen the life of the mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

DURATION RISK

Duration is a measure of a debt security’s sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK

The Fund’s portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

OPPORTUNITY RISK

With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child’s college education.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

Although the Fund generally invests in money market securities, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund’s principal investment strategy, they may constitute a significant portion of the Fund’s portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT	RISKS
Asset Backed Securities
These securities are fractional interests in pools of credit card receivables, consumer loans, and other trade receivables, which are obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.	Prepayment and Interest Rate Risks
Government Agency Mortgage-Backed Securities
These are securities issued by the FHLMC and the FNMA or guaranteed by the GNMA and backed by mortgages. The Fund receives payments out of the interest and principal on the underlying mortgages.	Prepayment and Interest Rate Risks

5

INVESTMENT	RISKS
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon price and time in the future.	Credit and Counterparty Risks
Variable Rate or Floating Rate Instruments
Securities that are debt instruments with a variable interest rate. The interest rate is readjusted periodically.	Interest Rate Risk

Fund Management

INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $363 BILLION IN ASSETS WORLDWIDE AS OF SEPTEMBER 30, 2004. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

A I M Advisors, Inc. (“AIM”) is the investment advisor for the Fund. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.

A I M Distributors, Inc. (“ADI”) is the Fund’s distributor and is responsible for the sale of the Fund’s shares.

AIM and ADI are subsidiaries of AMVESCAP PLC.

Prior to November 25, 2003, INVESCO served as the investment advisor for the Fund.

The following table shows the fees the Fund paid to AIM or INVESCO for its advisory services for the fiscal year ended August 31, 2004:

FUND	ADVISORY FEE AS A PERCENTAGE OF AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
Premier U.S. Government Money Portfolio	0.49%

Portfolio Managers

The Fund is managed on a day-to-day basis by AIM. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets allocation of Fund assets and risk controls:

Fund	Portfolio Manager(s)
Premier U.S. Government Money Portfolio	Team Management

Potential Rewards

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.	The Fund offers shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Fund is most suitable for investors who:

■	want to earn income at current money market rates.
■	want to preserve the value of their investment.
■	do not want to be exposed to a high level of risk.
■	are seeking state tax-exempt income.

You probably do not want to invest in the Fund if you are:

■	primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

6

Share Price

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT THE FUND’S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF THE FUND’S SECURITIES.	The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. The Advisor determines the market value of each investment in each Fund’s portfolio each day that the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

The Fund uses the amortized cost method for establishing the value of its investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Fund declares dividends daily, based upon the interest earned by the Fund’s investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that the Fund’s net asset value is expected to be $1.00 per share, despite changes in the market value of the Fund’s securities. However, we cannot guarantee that the Fund’s net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales, and exchanges of Fund shares are made by AIS at the NAV next calculated after AIS receives proper instructions from you or your financial intermediary. Instructions must be received by AIS no later than the close of the NYSE to effect transactions at that day’s NAV. If AIS receives instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation’s Fund/SERV and Networking facilities must obtain their customers’ permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions.

Tools Used to Combat Excessive Short-Term Trading Activity

While the Fund provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Fund’s shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the “AIM Affiliates”) currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds® (the “AIM Funds”):

■	trade activity monitoring;
■	trading guidelines;
■	redemption fee on trades in certain AIM Funds; and
■	selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

7

TRADING GUIDELINES

If a shareholder exceeds four exchanges out of an AIM Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and Premier U.S. Government Money Portfolio) per calendar year, or an AIM Fund or ADI determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to AIM S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM Funds’ transfer agent system has the capability of processing the fee across these other classes.

The ability of an AIM Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the AIM Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the AIM Fund.

How To Buy Shares

TO BUY SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.	The chart in this section shows several convenient ways to invest in the shares of the Fund if you invest directly through AIS. If you invest in the Fund through a financial intermediary, please contact the financial intermediary for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

There is no charge to invest or exchange shares when you make transactions directly through ADI.

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Fund verify and record your identifying information.

ADI reserves the right to increase, reduce, or waive the Fund’s minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund’s shareholders. ADI also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If a fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

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Please remember that if you pay by check, Automated Clearing House (“ACH”) or wire and your funds do not clear, you will be responsible for any related loss to a Fund or AIS.

Minimum Initial Investment. $1,000, which is waived for regular investment plans, including Systematic Purchase Plan and Direct Payroll Purchase, and certain retirement plans, including IRAs.

Minimum Subsequent Investment. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in the Fund if you invest directly through AIS.

METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER

By Check

Mail to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

-or-

AIM Investment Services, Inc.

P.O. Box 173706

Denver, CO 80217-3706

You may also send your check

by overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046

-or-

AIM Investment Services, Inc

4350 South Monaco

Denver, CO 80237

	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.	Mail your completed account application and check to AIS. AIS does not accept cash, credit cards, travelers’ cheques, credit card checks, instant loan checks, money orders, or third party checks unless they are from another financial institution related to a retirement plan transfer.
By Wire You may send your payment by bank wire (call 1-800-959-4246 for instructions).	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.

Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the following wire instructions:

Beneficiary Bank ABA/Routing #: 113000609

Beneficiary Account Number: 00100366807

Beneficiary Account Name: AIM Investment Services, Inc.

RFB: Fund Name, Reference #

OBI: Your Name, Account #

By Telephone With ACH

Call 1-800-959-4246 to request your purchase. Upon your telephone instructions, AIS will move money from your designated bank/credit union checking or savings account in order to purchase shares.

	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.	You must provide your bank account information to AIS prior to using this option.

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METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER
By Internet Go to AIM’s Web site at aiminvestments.com.	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.

Open your account using one of the methods described above.

Access your account at aiminvestments.com. The proper bank instructions must have been provided on your account. You may not purchase shares in AIM prototype retirement accounts on the Internet.

You will need a Web browser to use this service.

Regular Investing With Systematic Purchase Plan or Direct Payroll Purchase

You may enroll on your fund application, or call us for a separate form and more details. Investing the same amount on a monthly basis allows you to buy more shares when prices are low and fewer shares when prices are high. This “dollar cost averaging” may help offset market fluctuations. Over a period of time, your average cost per share may be less than the actual average price per share.

	$50 per month for Systematic Purchase Plan; $50 per pay period for Direct Payroll Purchase. You may start or stop your regular investment plan at any time with two weeks’ notice to AIS.	Like all regular investment plans, neither Systematic Purchase Plan nor Direct Payroll Purchase ensures a profit or protects against loss in a falling market. Because you’ll invest continually, regardless of varying price levels, consider your financial ability to keep buying through low price levels. And remember that you will lose money if you redeem your shares when the market value of all your shares is less than their cost.
By AIM 24-hour Automated Investor Line With ACH Automated transactions by telephone are available for subsequent purchases and exchanges 24 hours a day. Simply call 1-800-246-5463.	$50 for subsequent investments.	You must provide your bank account information to AIS prior to using this option.

By Exchange (All Classes)

Between certain classes of AIM Funds. Call
1-800-959-4246 for prospectuses of other AIM Funds. Exchanges may be made in writing, by telephone or at AIM’s Web site at aiminvestments.com. You may also establish an automatic monthly exchange service between certain classes of AIM Funds; call us for further details and the correct form.

	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.	See “Exchange Policy.”

Purchases of shares by check, other negotiable bank draft or bank wire received by AIS by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and AIS receives your request by 4:00 p.m. (Eastern Time), you will receive that day’s dividend.

If you hold shares of the Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that AIS receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of the settlement.

Grandfathered Investors. Investor Class shares of the Fund may be purchased only by:

■	Persons or entities who had established an account prior to April 1, 2002 in Investor Class shares of any of the funds currently distributed by ADI (the “Grandfathered Funds”) and have continuously maintained such account in Investor Class shares since April 1, 2002;
■	Any person or entity listed in the account registration for any Grandfathered Funds, which account in Investor Class shares was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
■	Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds’ prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
■	Defined benefit, defined contribution and deferred compensation plans; and
■	AIM employees, AIM Fund Trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

10

For more detailed information about eligibility, please call 1-800-959-4246. If you hold Grandfathered Funds shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution’s policies.

Exchange Policy. You may exchange your shares in an AIM Fund for shares of the same class in another AIM Fund or into certain other classes of an AIM Fund as described in the table below, on the basis of their respective NAVs at the time of the exchange.

Shareholders invested in the following classes of the Funds:	Will be offered the ability to exchange into the following classes of the AIM Funds:

■  Investor Class Shares of all AIM Funds

■  Class A Shares of all AIM Funds[1], with the exception of Class A Shares of Category III Funds purchased at net asset value

■  Class A3 Shares of the AIM Funds

■  AIM Cash Reserve Shares of AIM Money Market Fund[3]

■  Investor Class Shares of all AIM Funds

■  Class A Shares of Category I AIM Funds[2] and Category II AIM Funds and AIM Tax-Exempt Cash Fund

■  Class A3 Shares of all AIM Funds

■  AIM Cash Reserve Shares of AIM Money Market Fund

■ Class B Shares of all AIM Funds	■ Class B Shares of all AIM Funds, with the exception of AIM Floating Rate Fund
■ Class C Shares of all AIM Funds	■ Class C Shares of all AIM Funds, with the exception of AIM Floating Rate Fund
■ Institutional Class Shares of all AIM Retail Funds	■ Institutional Class Shares of all AIM Retail Funds
■ Class K Shares of all AIM Funds	■ Class K Shares of All AIM Funds
■ Class R Shares of all AIM Funds	■ Class R Shares of all AIM Funds

1	Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.
2	You may be required to pay an initial sales charge equal to the difference between the sales charge of the Fund being acquired and the sales charge paid on the Fund being exchanged when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging.
3	Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an AIM Fund that are subject to a CDSC.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.	Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

■	Both AIM Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
■	If you exceed 4 exchanges out of an AIM Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and Premier U.S. Government Money Portfolio) per calendar year, or an AIM Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

11

■	Please see the subsection entitled “Tools Used to Combat Excessive Short-Term Trading Activity — Trading Guidelines” for more information.
■	Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Funds or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the AIM Fund into which you wish to exchange are temporarily stopped.

Internet Transactions. Investors may exchange and redeem shares of the Fund through AIM’s Web site. To use this service, you will need a web browser. AIS will accept Internet purchase instructions only for exchanges or if the purchase price is paid to AIS through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to AIS originated. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to AIS, along with a check.

AIS employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on AIM’s Web site, you will need an account number, your Social Security number, and an alphanumeric password. If AIS follows these procedures, neither AIS, its affiliates nor any fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow AIS’s security procedures. By entering into the user’s agreement with AIS to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you.

Your Account Services

AIS PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through AIS.

Shareholder Accounts. AIS maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

Quarterly Investment Summaries. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your funds.

Transaction Confirmations. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, Systematic Purchase Plan), your transactions are confirmed on your quarterly Investment Summaries.

Checkwriting (Investor Class Only). If you have $1,000 or more in your account, you may redeem shares of a Fund by check. We will provide personalized checks at no charge within thirty days of your account opening. Checks may be made payable to any party in any amount of $250 or more. Shares of the Fund will be redeemed to cover payment of the check. AIS reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from AIS.

Telephone Transactions. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT AIM’S WEB SITE, AIMINVESTMENTS.COM.	Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

12

Householding. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as “householding,” is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

IRAs and Other Retirement Plans. Shares of any AIM mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

How To Sell Shares

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through AIS. If you invest in a Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME	If you own shares in more than one AIM Fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times — particularly in periods of severe economic or market disruption — when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances — for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your AIM Fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in Systematic Purchase Plan, the Fund’s automatic monthly investment program, and sell all of the shares in your account, we will not make any additional Systematic Purchase Plan purchases unless you give us other instructions.

Because of the Fund’s expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

Redemption Fees. We will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

The following chart shows several ways to sell your shares of the Fund if you invest directly through ADI.

METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER
By Telephone Call us toll-free at: 1-800-959-4246.	Any amount.	AIS’s telephone redemption privileges may be modified or terminated in the future at AIS’s discretion. The maximum amount which may be redeemed by telephone is generally $250,000.

In Writing

Mail your request to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

You may also send your request by

overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046

	Any amount.	The redemption request must be signed by all registered account owners. Payment will be mailed to your address as it appears on AIS’s records, or to a bank designated by you in writing.

13

METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER
By Check (Investor Class)	$250 per check.	Personalized checks are available from AIS at no charge within 30 days of your account opening upon request. Checks may be payable to any party.
By Telephone With ACH Call 1-800-959-4246 to request your redemption.	Any amount.	You must provide your bank account information to AIS prior to using this option. AIS will automatically pay the proceeds into your designated bank account.
By Internet Go to AIM’s Web site at aiminvestments.com.	Any amount. IRA redemptions are not permitted via the internet.	Place your redemption request at aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day’s closing price. You will need a Web browser to use this service. Internet transactions are limited to a maximum of $250,000. AIS will automatically pay the proceeds into your designated bank account.
By AIM 24-hour Automated Investor Line With ACH Automated transactions by phone are available for redemptions and exchanges 24 hours a day. Simply call 1-800-246-5463	$50.	Be sure to write down the confirmation number provided to you. You must provide your bank account information to AIS prior to using this option.
Systematic Redemption Plan You may call us to request the appropriate form and more information at 1-800-959-4246	$100 per payment on a monthly or quarterly basis. The redemption check may be made payable to any party you designate.	You must have at least $5,000 invested in the fund from which withdrawals will be made.
Payment To Third Party Mail your request to: AIM Investment Services, Inc. P.O. Box 4739 Houston, TX 77210-4739	Any amount.	All registered account owners must sign the request, with signature guarantees from an eligible guarantor financial institution, such as a commercial bank or a recognized national or regional securities firm.

Dividends and Taxes

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.	Everyone’s tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in the Fund, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash. Please note that classes with higher expenses are expected to have lower dividends.

14

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Fund in your taxable income for federal income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other funds.

If you have not provided AIS with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends.

15

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of the Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the financial statements, is included in the Fund’s Annual Report. This Report is available without charge by contacting AIM Investment Services, Inc. at the address or telephone number on the back cover of this Prospectus.

	YEAR ENDED AUGUST 31,		THREE MONTHS ENDED AUGUST 31,		YEAR ENDED MAY 31,
	2004		2003		2003	2002	2001	2000
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.003		0.001		0.01	0.02	0.05	0.05
Less dividends from net investment income	(0.003)		(0.001)		(0.01)	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	0.30%		0.08%		0.72%	1.67%	5.24%	4.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$41,323		$64,883		$67,097	$75,720	$75,380	$86,060
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.85%(b	)	0.85%(c	)	0.85%	0.85%	0.86%	0.86%
Without fee waivers and/or expense reimbursements	1.50%(b	)	1.25%(c	)	1.11%	1.04%	1.18%	1.16%
Ratio of net investment income to average net assets	0.29%(b	)	0.33%(c	)	0.72%	1.65%	5.10%	4.63%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)	Ratios are based on average daily net assets of $48,853,554.
(c)	Annualized.

16

Obtaining Additional Information

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this Fund, another fund in The AIM Family of Funds® or your account, or wish to obtain free copies of the Fund’s current SAI or annual or semiannual reports, please contact us

You also can review and obtain copies of the Fund’s SAI, financial reports, the Fund’s Forms N-Q and other information at the SEC’s Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC’s internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC’s Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

Premier U.S. Government Portfolio

SEC 1940 Act file number: 811-5460

By Mail:	AIM Investment Services, Inc. P. O. Box 4739 Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.aiminvestments.com

The Fund’s most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

AIMinvestments.com	I-PUSGM-PRO-1

STATEMENT OF ADDITIONAL INFORMATION

AIM TREASURER’S SERIES TRUST

Premier U.S. Government Money Portfolio – Investor Class

Address:	Mailing Address:

11 Greenway Plaza	P.O. Box -843
Suite 100	Houston, TX 77001-0843
Houston, TX 77046-1173

Telephone:

In continental U.S., 1-800-959-4246

December 2, 2004

A Prospectus for the Investor Class shares of Premier U.S. Government Money Portfolio (the “Fund”) dated December 2, 2004 provides the basic information you should know before investing in the Fund. This Statement of Additional Information (“SAI”) is incorporated by reference into the Fund’s Prospectus; in other words, this SAI is legally part of the Fund’s Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus.

You may obtain, without charge, the current Prospectus, SAI, annual and semiannual reports and most recent portfolio holdings, as filed on Form N-Q; of the Fund by writing to AIM Investment Services, Inc. (“AIS”), P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-959-4246. The Prospectus, annual report and semiannual report of the Investor Class shares of the Fund are also available through the AIM website at www.aiminvestments.com.

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GENERAL INFORMATION ABOUT THE TRUST

The Trust

AIM Treasurer’s Series Trust (the “Trust”) was organized as a Delaware statutory trust on July 29, 2003. Pursuant to an Agreement and Plan of Reorganization, INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund, the two series portfolios of AIM Treasurer’s Series Funds, Inc. (“ATSF”), were redomesticated as two new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of ATSF was INVESCO Treasurer’s Series Funds, Inc. ATSF was incorporated under the laws of Maryland on March 17, 1999. On May 28, 1999, ATSF assumed all of the assets and liabilities of INVESCO Treasurer’s Series Trust, which was organized as a Massachusetts business trust on January 27, 1988. Pursuant to an Agreement and Plan of Reorganization, INVESCO U.S. Government Money Fund, a series portfolio of AIM Money Market Funds, Inc. (“AMMF”), was redomesticated as a new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of AMMF was INVESCO Money Market Funds, Inc. AMMF was incorporated under the laws of Maryland on April 12, 1993. On July 1, 1993, AMMF assumed all of the assets and liabilities of Financial U.S. Government Money Fund, a series of Financial Series Trust, which was organized as a Massachusetts business trust on July 15, 1987. All historical financial and other information contained in this Statement of Additional Information for periods prior to these dates relating to a Fund (or class thereof) is that of the predecessor fund (or class thereof). On October 15, 2004, INVESCO Treasurer’s Money Market Reserve Fund, INVESCO Treasurer’s Tax-Exempt Reserve Fund and INVESCO U.S. Government Money Fund were renamed Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, respectively.

The Trust is an open-end, diversified, management investment company currently consisting of three portfolios of investments: Premier U.S. Government Money Portfolio - Investor Class (the “Fund”), Premier Portfolio and Premier Tax-Exempt Portfolio. Additional funds and classes may be offered in the future.

“Open-end” means that the Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share (“NAV”). A “management” investment company actively buys and sells securities for the portfolio of the Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Fund) are commonly referred to as mutual funds.

Shares of Beneficial Interest

Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Trust’s Board of Trustees (the “Board”), primarily on the basis of relative net assets, or other relevant factors.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

Each share of a Fund generally has the same voting, dividend, liquidation and other rights.

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Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund, a separate vote of shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but that requires a separate vote of another Fund. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. (“AIM”). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (“Disabling Conduct”). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

Share Certificates. Shareholders of the Fund do not have the right to demand or require the Trust to issue share certificates.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Fund are discussed in the Prospectus of the Fund. The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.)

Rule 2a-7 Requirements – Money market instruments in which the Fund will invest will be “Eligible Securities” as defined in Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by the Fund’s investment advisor (under the supervision

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of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term “Requisite NRSRO” means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund acquires the security, that NRSRO.

The Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are “First Tier” securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly “First Tier” securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Fund’s investment advisor (under the supervision of and pursuant to guidelines established by the Board to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

Descriptions of debt securities ratings are found in Appendix A.

Illiquid Securities – Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be “illiquid.” An illiquid security is one that the Fund may have difficulty — or may even be legally precluded from — selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the U.S. Securities and Exchange Commission (“SEC”) and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

Interfund Borrowing and Lending Program –Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from other funds advised by the Fund’s investment advisor, AIM (the “AIM Funds”). A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

Other Investment Companies – With respect to the Fund’s purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the “Affiliated Money Market Funds”), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Fund.

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The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Repurchase Agreements – The Fund may enter into repurchase agreements (“REPOs”) and reverse repurchase agreements. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund’s custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by AIM. AIM must use these standards to review the creditworthiness of any financial institution that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 10% of the Fund’s net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. See Appendix A for a discussion of repurchase agreements and the risks involved with such transactions.

U.S. Government Securities – The Fund may purchase debt securities issued by the U.S. government without limit. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association (“GNMA”) Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called “pass-through” securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

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Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when AIM is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

Variable or Floating Rate Instruments – The Fund may invest in Eligible Securities, as defined in Rule 2a-7 under the 1940 Act which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

When-Issued/Delayed Delivery – The Fund normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the “settlement date,” which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund’s assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. The Fund may not:

1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities

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issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the “1933 Act”), as amended, in connection with the disposition of the Fund’s portfolio securities;

4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

5. issue senior securities, except as permitted under the 1940 Act;

6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

9. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by AIM or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, the Fund has the following non-fundamental policies, which may be changed without shareholder approval:

A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

B. The Fund may borrow money only from a bank or from an open-end management investment company managed by AIM or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

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C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act.

E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

F. The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trust in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

MANAGEMENT OF THE FUND

The Investment Advisor

A I M Advisors, Inc. is the investment advisor for the Fund. On November 25, 2003, a series portfolio of AIM Money Market Funds, Inc., a Maryland corporation, was redomesticated into a series portfolio of the Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“INVESCO”) served as investment advisor to the Fund.

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of A I M Management Group, Inc. (“AIM Management”), a holding company that has been engaged in the financial services business since 1976.

AIM and AIM Management are each indirect, wholly owned subsidiaries of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $363 billion in assets under management as of September 30, 2004.

Investment Advisory Agreement

As investment advisor, AIM supervises all aspects of the Fund’s operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund. The Master Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Fund. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.

AIM is also responsible for furnishing to the Fund, at AIM’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund’s accounts and records, and preparation of all requisite corporate documents, such as tax returns and reports to the SEC and shareholders.

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The Master Investment Advisory Agreement provides that the Fund will pay or cause to be paid all ordinary business expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund’s shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

As full compensation for its advisory services to the Fund, AIM is entitled to receive a monthly fee from the Fund. The fee is calculated at the annual rate of 0.40% on the first $300 million of the Fund’s average net assets, 0.35% on the next $200 million of the Fund’s average net assets and 0.20% on the Fund’s average net assets in excess of $500 million.

The management fees payable by the Fund, the amounts waived by AIM or INVESCO and the net fees paid by the Fund for the fiscal year ended August 31, 2004 are as follows:

	August 31, 2004
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid
Premier U.S. Government Money Portfolio	$237,222	$—	$237,222

Prior to November 25, 2003, INVESCO served as investment advisor to the Fund. During the fiscal years ended May 31, 2002 and 2003 and the period ended August 31, 2003, the Fund paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Fund’s fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO.

	Advisory Fee Dollars	Total Expense Reimbursements	Total Expense Limitations
Investor Class Premier U.S. Government Money Portfolio

Period Ended August 31, 2003[1]	$81,575	$64,660	0.85%
Year Ended May 31, 2003	$368,428	$191,120	0.85%
Year Ended May 31, 2002	$468,392	$169,560	0.85%

[1]	From June 1, 2003, change in Fund’s year end, through August 31, 2003.

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in a Fee Table in a Prospectus may not be terminated or amended to the Fund’s detriment during the period stated in the agreement between AIM and the Fund.

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AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of a Fund’s investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See “INVESTMENTS, POLICIES, AND RISKS – Other Investment Companies.”

AIM’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

Administrative Services Agreement

AIM and the Trust have entered into a Master Administrative Services Agreement pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the advisory agreement. The Master Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust’s Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Master Administrative Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust’s principal financial officer and her staff, and any expenses related to fund accounting services.

Administrative Services Fees

INVESCO delegated its duties as administrator of the Fund to AIM pursuant to an agreement dated August 12, 2003.

The Fund paid AIM and INVESCO $35,590 for administrative services for the fiscal year ended August 31, 2004.

During the fiscal period ended August 31, 2003 and the fiscal years ended May 31, 2003 and 2002, the Fund paid the following fees to INVESCO, if applicable, prior to the voluntary absorption of the Fund expenses by INVESCO.

Administrative Services
Investor Class Premier U.S. Government Money Portfolio

Period Ended August 31, 2003[1]	$9,842
Year Ended May 31, 2003	$43,159
Year Ended May 31, 2002	$52,155

[1]	From June 1, 2003, change in Fund’s year end, through August 31, 2003.

Distributor

A I M Distributors, Inc. (“ADI”) is the distributor of the Fund. The Trust has entered into a master distribution agreement, as amended, relating to the Fund (the “Distribution Agreement”) with ADI, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which ADI acts as the distributor of the shares of the Fund. ADI became the distributor of the Fund effective July 1, 2003. The address of ADI is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with ADI. ADI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund’s shares.

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The Distribution Agreement provides ADI with the exclusive right to distribute shares of the Fund on a continuous basis directly and through other broker-dealers with whom ADI has entered into selected dealer agreements. ADI has not undertaken to sell any specified number of shares of any class of the Fund.

How to Purchase and Redeem Shares

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectus under the caption “How To Buy Shares.”

Information concerning redemption of Fund shares is set forth in the Prospectus under the caption “How To Sell Shares.” Shares of the Fund may be redeemed directly through ADI or through any financial intermediary who has entered into an agreement with ADI. In addition to the Fund’s obligation to redeem shares, ADI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with ADI must phone orders to the order desk of the Fund at 1-800-959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by ADI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by ADI when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. AIM intends to redeem all shares of the Fund in cash.

The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

TRUSTEES AND OFFICERS OF THE TRUST

Board of Trustees

The overall management of the business and affairs of the Fund and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Funds. The day-to-day operations of the Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust’s executive officers hold similar offices with some or all of the other AIM Funds.

Management Information

The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.

The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.

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The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds’ management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board’s oversight of the Funds’ compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services that are provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund’s independent auditors to the Fund’s investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Funds’ annual proxy statement. During the fiscal year ended August 31, 2004, the Audit Committee held eight meetings.

The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund’s Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund’s Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the “Advisors”) (the “Senior Officer”); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors’ independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission’s Order Instituting Administrative Proceedings (the “SEC Order”) applicable to the Advisors (the “Compliance Consultant”); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. The Compliance Committee was formed after the fiscal year ended August 31, 2004 and therefore did not meet during that fiscal year.

The members of the Governance Committee are Messrs. S. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.

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The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2004, the Governance Committee held seven meetings.

Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM’s investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended August 31, 2004, the Investments Committee held five meetings.

The members of the Valuation Committee are Messrs. Dunn, and Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds’ portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation Committee: (i) receives the reports of AIM’s internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM’s Procedures for Valuing Securities (Pricing Procedures) (the “Procedures”), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM’s internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.

The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Fund (“market timing”) and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended August 31, 2004, the Special Committee Relating to Market Timing Issues held seven meetings.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Fund and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

The advisory agreement with AIM (the “Advisory Agreement”) was reapproved for the Fund by the Trust’s Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Fund, as applicable, including: the requirements of the Fund for investment supervisory and administrative services; the quality of AIM’s

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services, including a review of the Fund’s investment performance, if applicable, and AIM’s investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM’s other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Fund as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM’s profitability; the benefits received by AIM from its relationship to the Fund, including soft dollar arrangements, and the extent to which the Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Fund and AIM.

In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, “cash balances”) of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each lending fund is in the best interests of each lending fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending fund and its respective shareholders.

After consideration of these factors, the Board found that with respect to the Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm’s length negotiations. The Board therefore concluded that the Advisory Agreement was in the best interests of each Fund and its shareholders and approved the Advisory Agreement.

Compensation

Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM or INVESCO during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan for Trustees

The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a “Covered Fund”) who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee’s annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate

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deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee’s credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee’s retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee’s retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee’s termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the AIM Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involving sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODE OF ETHICS

AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or her designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

The Board has with respect to the Fund delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Fund’s investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

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Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Fund’s proxy voting record.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004 is available at our Web site, http://www.AIMinvestments.com. This information is also available at the SEC Web site, http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of the Fund’s shares by beneficial or record owners of the Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.

OTHER SERVICE PROVIDERS

Independent Accountants

PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm of the Trust. The independent registered public accounting firm is responsible for auditing the financial statements of the Fund.

Custodian

The Bank of New York (the “Custodian”), 100 Church Street, New York, New York 10286, is custodian of all securities and cash of the Fund.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Fund and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

Transfer Agent

AIM Investment Services, Inc. (“AIS”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust’s transfer agent, registrar, and dividend disbursing agent. The Transfer Agency and Services Agreement (the “TA Agreement”) between the Trust and AIS provides that AIS will perform certain shareholder services for the Fund. For servicing accounts holding Class A, A3, B, C, K, R, Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS at a rate of $17.08 per open shareholder account plus certain out of pocket expenses, whether such account is serviced directly by AIS or by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of shareholder accounts that are open during each month.

Legal Counsel

Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Fund, AIM places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, AIM may select brokers that provide research services to AIM and the Trust, as well as other mutual funds and other accounts managed by AIM. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to AIM in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by AIM in servicing all of its accounts and not all such services may be used by AIM in connection with a particular Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of AIM.

Because the securities that the Fund invests in are generally traded on a principal basis, it is unusual for the Fund to pay any brokerage commissions. The Fund paid no brokerage commissions for the fiscal year ended August 31, 2004, the fiscal period ended August 31, 2003 and for the fiscal years ended May 31, 2003 and 2002. For the fiscal year ended August 31, 2004, the fiscal period ended August 31, 2003 and for the fiscal years ended May 31, 2003 and 2002, brokers providing research services received $0, $0, $0, and $0, respectively, in commissions on portfolio transactions effected for the Fund. The aggregate dollar amounts of such portfolio transactions were $0, $0, $0, $0, and $0, respectively. Commissions totaling $0, $0, $0, $0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the fiscal year ended August 31, 2004, the fiscal period ended August 31, 2003 and for the fiscal years ended May 31, 2003 and 2002, respectively.

For the fiscal year ended August 31, 2004, the Fund did not purchase securities of its regular brokers or dealers.

Neither AIM nor any affiliate of AIM receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between AIM or any person affiliated with AIM or the Funds and any broker or dealer that executes transactions for the Funds.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the intent of the Fund to distribute all investment company taxable income. As a result of this intent and the Fund’s qualification as a regulated investment company, it is anticipated that the Fund will not pay federal income or excise taxes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to corporate income tax on its net investment income at the corporate tax rates.

The Fund’s investment objectives and policies, including its policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, the Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of the Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption

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of fund shares held for six months or less is classified as a long-term capital loss to the extent of any capital gain dividends paid with respect to such shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Code for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 18, 2004.

PERFORMANCE

From time to time, the Fund’s advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, AIM will occasionally advertise the Fund’s total returns for one-, five-, and ten-year periods (or since inception).

The Fund’s total return is calculated in accordance with a standardized formula for computation of annualized total return. Total returns quoted in advertising reflect all aspects of the Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund’s net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in the Fund’s returns, investors should realize that the Fund’s performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to “smooth out” fluctuations in a Fund’s investment results, because they do not show the interim variations in performance over the periods cited. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise a Fund’s “current yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “current yield” of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. For the seven days ended August 31, 2004, the Fund’s current and effective yields were 0.70% and 0.70%, respectively.

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More information about the Fund’s recent and historical performance is contained in the Fund’s Annual Report to Shareholders. You can get a free copy by calling or writing to AIS using the telephone number or address on the back cover of the Fund’s Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended August 31, 2004 was:

Name of Fund	1 Year	5 Years	10 Years or Since Inception
Premier U.S. Government Money Portfolio – Investor Class	0.30%	2.32%	3.49%

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

where:	P	= a hypothetical initial payment of $1,000
	T	= average annual total return
	n	= number of years
	ERV	= ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for “T” for each time period indicated.

To obtain a Fund’s current and effective 7-day yield information, please call the transfer agent at 1-800-959-4246.

The standard formula for calculating current yield is as follows:

Y=	(V1-V0)	x 365/7
V0

where:	Y	= current yield
	V0	= the value of a hypothetical pre-existing account having a balance of one share at the beginning of a stated seven-day period
	V1	= the value of such an account at the end of the stated period

The standard formula for calculating effective yield is as follows:

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EY =	[	(Y + 1)	365 7	]

- 1

where:	EY	= effective yield
	Y	= current yield, as determined above

In conjunction with performance reports, comparative data between a Fund’s performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund’s performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder services made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Fund	Lipper Mutual Fund Category
Premier U.S. Government Money Portfolio	U.S. Government Money Market Funds

Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

Advertising Age	Financial World	Nation’s Business
Barron’s	Forbes	New York Times
Best’s Review	Fortune	Pension World
Bloomberg	Hartford Courant	Pensions & Investments
Broker World	Inc.	Personal Investor
Business Week	Institutional Investor	Philadelphia Inquirer
Changing Times	Insurance Forum	The Bond Buyer
Christian Science Monitor	Insurance Week	USA Today
Consumer Reports	Investor’s Business Daily	U.S. News & World Reports
Economist	Journal of the American	Wall Street Journal
FACS of the Week	Society of CLU & ChFC	Washington Post
Financial Planning	Kiplinger Letter	CNN
Financial Product News	Money	CNBC
Financial Services Week	Mutual Fund Forecaster	PBS

The Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor	Morningstar, Inc.

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Bloomberg	Standard & Poor’s
FactSet Date Systems	Strategic Insight
Lipper, Inc.	Thompson Financial

REGULATORY INQUIRIES AND PENDING LITIGATION

The mutual fund industry as a whole is currently subject to regulatory inquires and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described in the prospectuses for the AIM Funds, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. (“AIM”), the investment advisor to the AIM Funds, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau

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of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-1.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix B-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix F-1.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-2.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. (“IINA”), AIM Distributors and/or INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and

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distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-3.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. (“AIS”) and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of October 8, 2004 is set forth in Appendix F-5.

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APPENDIX A

Some of the terms used in the Statement of Additional Information are described below.

Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated interest rate.

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

Municipal Bonds may be issued to raise money for various public purposes like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems, and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

Commercial paper consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Corporate debt obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

Money Market refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, highgrade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances, which are generally referred to as money market instruments.

Portfolio Securities Loans: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund’s total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

Repurchase Agreements: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund’s risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller’s obligations to pay. This collateral will be held by the custodian for the Company’s assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

Reverse Repurchase Agreements are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or brokerdealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds’ investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

ShortTerm Discount Notes (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A1 and P1 are the highest commercial paper ratings assigned by S&P and Moody’s, respectively.

Tax Anticipation Notes are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

U.S. government securities are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch:

Moody’s Long-Term Debt Ratings

Moody’s corporate ratings areas follows:

Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Short-Term Prime Rating System

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

Prime-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

Moody’s municipal ratings are as follows:

Moody’s	U.S. Long-Term Municipal Bond Rating Definitions

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Also, Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Moody’s MIG/VMIG US Short-Term Ratings

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Long-Term Corporate and Municipal Ratings

Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

S&P Dual Ratings

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

S&P Commercial Paper Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

S&P Short-Term Municipal Ratings

An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch Long-Term Credit Ratings

Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ – ‘BBB’ categories; Short-term ‘F1’ – ‘F3’) indicate a relatively low probability of default, while those in the “speculative” or “non-investment grade” categories (international Long-term ‘BB’ – ‘D’; Short-term ‘B’ – ‘D’) either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on ‘AAA’ rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for ‘BBB’ rated bonds was 0.35%, and for ‘B’ rated bonds, 3.0%.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

NR: Indicates that Fitch does not rate the specific issue.

Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch’s discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

Fitch Speculative Grade Bond Ratings

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

Fitch Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

APPENDIX B

TRUSTEES AND OFFICERS

As of August 31, 2004

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s) Held by Trustee
Interested Persons
Robert H. Graham[1] — 1946 Trustee and President	2003

Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC – AIM Division (parent of AIM and a global investment management firm)

Formerly: President and Chief Executive Officer, A I M Management Group Inc.; Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor), A I M Distributors, Inc. (registered broker dealer), AIM Investment Services, Inc., (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC – Managed Products

			None
Mark H. Williamson[2] — 1951 Trustee and Executive Vice President	1998

Director, President and Chief Executive Officer, A I M Management Group Inc. (financial services holding company); Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director, A I M Capital Management, Inc. (registered investment advisor) and A I M Distributors, Inc. (registered broker dealer); Director and Chairman, AIM Investment Services, Inc., (registered transfer agent), Fund Management Company (registered broker dealer); and INVESCO Distributors, Inc. (registered broker dealer); and Chief Executive Officer, AMVESCAP PLC – AIM Division (parent of AIM and a global investment management firm)

Formerly: Director, Chairman, President and Chief Executive Officer, INVESCO Funds Group, Inc.; President and Chief Executive Officer, INVESCO Distributors, Inc.; Chief Executive Officer, AMVESCAP PLC – Managed Products; Chairman and Chief Executive Officer of NationsBanc Advisors, Inc.; and Chairman of NationsBanc Investments, Inc.

			None

[1]	Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.
[2]	Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s) Held by Trustee
Independent Trustees
Bruce L. Crockett[1] —1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider)
Bob R. Baker— 1936 Trustee	1983	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	None
Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Partner, law firm of Baker & McKenzie	Badgley Funds, Inc. (registered investment company)
James T. Bunch— 1942 Trustee	2000	Co-President and Founder, Green, Manning & Bunch Ltd. (investment banking firm); and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	None
Albert R. Dowden —1941 Trustee	2003

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management) and Magellan Insurance Company

Formerly: Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and director of various affiliated Volvo companies

			Cortland Trust, Inc. (Chairman) (registered investment company); Annuity and Life Re (Holdings), Ltd. (insurance company)
Edward K. Dunn, Jr. —1935 Trustee	2003	Retired Formerly: Chairman, Mercantile Mortgage Corp.; President and Chief Operating Officer, Mercantile-Safe Deposit & Trust Co.; and President, Mercantile Bankshares Corp.	None
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company) and Texana Timber LP (sustainable forestry company)	Administaff ; and Discovery Global Education Fund (non-profit)
Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Cortland Trust, Inc. (registered investment company)
Gerald J. Lewis — 1933 Trustee	2000	Chairman, Lawsuit Resolution Services (San Diego, California) Formerly: Associate Justice of the California Court of Appeals	General Chemical Group, Inc.
Prema Mathai-Davis —1950 Trustee	2003	Formerly: Chief Executive Officer, YWCA of the USA	None
Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	None

[1]	Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s) Held by Trustee
Ruth H. Quigley — 1935 Trustee	2003	Retired	None

Louis S. Sklar — 1939 Trustee	2003	Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development company)	None

Larry Soll, — 1942 Trustee	1997	Retired	None

Other Officers

Lisa O. Brinkley[2] — 1959 Senior Vice President and Chief Compliance Officer	2004

Senior Vice President, A I M Management Group Inc. (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc.; Vice President and Chief Compliance Officer, A I M Capital Management, Inc. and A I M Distributors, Inc.; and Vice President, AIM Investment Services, Inc. and Fund Management Company

Formerly: Senior Vice President and Compliance Director, Delaware Investments Family of Funds

			N/A

Kevin M. Carome – 1956 Senior Vice President, Secretary and Chief Legal Officer	2003

Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; Director and Vice President, INVESCO Distributors, Inc.; Vice President, A I M Capital Management, Inc. and AIM Investment Services, Inc.; Director, Vice President and General Counsel, Fund Management Company; and Senior Vice President, A I M Distributors, Inc.

Formerly: Senior Vice President and General Counsel, Liberty Financial Companies, Inc.; Senior Vice President and General Counsel, Liberty Funds Group, LLC; and Vice President, A I M Distributors, Inc.

			N/A

Robert G. Alley — 1948 Vice President	2003	Managing Director, Chief Fixed Income Officer, and Senior Investment Officer, A I M Capital Management, Inc. and Vice President, A I M Advisors, Inc.	N/A

Stuart W. Coco – 1955 Vice President	2003	Managing Director and Director of Money Market Research and Special Projects, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.	N/A

Karen Dunn Kelley — 1960 Vice President	2003	Director of Cash Management, Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company; and Vice President, A I M Advisors, Inc.	N/A

[2]	Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Other Trusteeship(s) Held by Trustee
Sidney M. Dilgren —1961 Vice President and Treasurer	2004	Vice President and Fund Treasurer, A I M Advisors, Inc.; Formerly: Vice President, A I M Distributors, Inc.; and Senior Vice President, AIM Investment Services, Inc.	N/A

Edgar M. Larsen— 1940 Vice President	2003

Executive Vice President, A I M Management Group Inc., Senior Vice President, A I M Advisors, Inc.; and President, Director of Investments, Chief Executive Officer and Chief Investment Officer, A I M Capital Management, Inc.

Formerly: Director, A I M Advisors, Inc., A I M Capital Management, Inc. and A I M Management Group Inc.

			N/A

Trustee Ownership Of Fund Shares As Of December 31, 2003

Name of Trustee	Dollar Range of Equity Securities Per Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in The AIM Family of Funds®
Robert H. Graham	-0-		Over $100,000

Mark H. Williamson	-0-		Over $100,000

Bob R. Baker	Premier Portfolio Premier Tax-Exempt Portfolio Premier U.S. Government Money Portfolio	$1 – $10,000 $1 – $10,000 $1 – $10,000	Over $100,000

Frank S. Bayley	-0-		$50,001 – $100,000

James T. Bunch	Premier Portfolio Premier Tax-Exempt Portfolio Premier U.S. Government Money Portfolio	$1 – $10,000 $1 – $10,000 $1 – $10,000	Over $100,000

Bruce L. Crockett	-0-		$10,001 – $50,000

Albert R. Dowden	-0-		Over $100,000

Edward K. Dunn, Jr.	-0-		Over $100,000	(5)

Jack M. Fields	-0-		Over $100,000	(5)

Carl Frischling	-0-		Over $100,000	(5)

Gerald J. Lewis	Premier Portfolio	$1 – $10,000	$50,001 – $100,000

Prema Mathai-Davis	-0-		$1 – $10,000	(5)

Lewis F. Pennock	-0-		$50,001— $100,000

Ruth H. Quigley	-0-		$1 – $10,000

Louis S. Sklar	-0-		Over $100,000	(5)

Larry Soll	Premier Portfolio Premier Tax-Exempt Portfolio Premier U.S. Government Money Portfolio	Over $100,000 $1 – $10,000 $1 – $10,000	Over $100,000

[5]	Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

APPENDIX C

TRUSTEE COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:

Trustee	Aggregate Compensation from the Trust(1)	Retirement Benefits Accrued by All AIM Funds	Estimated Annual Benefits Upon Retirement(2)	Total Compensation From All AIM Funds(3)
Bob R. Baker	$5,773	$32,635	$114,131	$154,554
Frank S. Bayley(4)	2,688	131,228	90,000	159,000
James T. Bunch	5,618	20,436	90,000	138,679
Bruce L. Crockett(4)	2,688	46,000	90,000	160,000
Albert R. Dowden(4)	2,671	57,716	90,000	159,000
Edward K. Dunn, Jr.(4)	2,688	94,860	90,000	160,000
Jack M. Fields(4)	2,688	28,036	90,000	159,000
Carl Frischling(4)(5)	2,670	40,447	90,000	160,000
Gerald J. Lewis	5,533	20,436	90,000	142,054
Prema Mathai-Davis(4)	2,688	33,142	90,000	160,000
Lewis F. Pennock(4)	2,688	49,610	90,000	160,000
Ruth H. Quigley(4)	2,688	126,050	90,000	160,000
Louis S. Sklar(4)	2,688	72,786	90,000	160,000
Larry Soll	5,533	48,830	108,090	140,429

(1)	Amounts shown are based upon the fiscal year ended August 31, 2004. Ms. Sueann Ambron and Messrs. Victor L. Andrews, Lawrence H. Budner and John W. McIntrye served as directors of AIM Treasurer’s Series Funds, Inc. prior to October 21, 2003. During the fiscal year ended August 31, 2004, the aggregate compensation received from the Company by Ms. Ambron and Messrs. Andrews, Budner, and McIntrye was $3,438, $2,881, $2,881 and $2,943, respectively. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2004 including earnings was $14,442.
(2)	These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees’ retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.
(3)	All trustees currently serve as trustee of 19 registered investment companies advised by AIM.
(4)	Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley were elected as trustees of the Trust on October 21, 2003.
(5)	During the fiscal year ended August 31, 2004, the Trust paid $1,815 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

C-1

APPENDIX D

PROXY POLICIES AND PROCEDURES

(As Amended September 16, 2004)

A.	Proxy Policies

Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an “AIM Advisor” and collectively “AIM”) has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although AIM’s proxy voting policies are stated below, AIM’s proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.	Boards Of Directors

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Are not independent directors and (a) sit on the board’s audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Implement or renew a dead-hand or modified dead-hand poison pill;

•	Sit on the boards of an excessive number of companies;

•	Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Portfolio manager’s assessment;

•	Qualifications of director nominees (both slates);

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•	Background to the proxy contest.

II.	Independent Auditors

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.

III.	Compensation Programs

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

•	We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

•	We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

•	We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock’s current market price, ability to issue reload options, or automatic share replenishment (“evergreen”) feature.

•	We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

•	We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

IV.	Corporate Matters

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

•	We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

•	We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

•	We will vote for proposals to increase common share authorization for a stock split,

provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

•	We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.	Shareholder Proposals

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request.

•	We will generally abstain from shareholder social and environmental proposals.

•	We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

•	We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

•	We will generally vote for proposals to lower barriers to shareholder action.

•	We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of “TIDE” provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.	Other

•	We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

•	We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

•	We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM’s proxy policies, and the procedures noted below, may be amended from time to time.

B.	Proxy Committee Procedures

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers’ views regarding a proposal’s impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

AIM’s proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries (“ISS”), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds’ Board of Trustees on a periodic basis regarding issues where AIM’s votes do not follow the recommendation of ISS or another provider because AIM’s proxy policies differ from those of such provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds’ Board of Trustees:

1.	Other than by voting proxies and participating in Creditors’ committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2.	AIM will not publicly announce its voting intentions and the reasons therefore.

3.	AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4.	All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.

C.	Business/Disaster Recovery

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS’ proxy policies and procedures, which may vary slightly from AIM’s.

D.	Restrictions Affecting Voting

If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.

E.	Conflicts of Interest

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM’s interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM’s relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM’s relationship with the company into account, and will vote the company’s proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

In the event that AIM’s proxy policies and voting record do not guide the proxy committee’s vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds’ Board of Trustees in the next quarterly report.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.	Fund of Funds

When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

APPENDIX E

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of November 15, 2004.

	Premier Portfolio Shares	Premier Tax- Exempt Portfolio Shares	Premier U.S. Government Money Portfolio – Investor Class Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Premier Fund of Funds 1 2 International Place, Fl 31 Boston, MA 02110	37.16%	—	—
AIM Sec Lending 2 International Place, Fl 31 Boston, MA 02100-4104	34.95%	—	—
Premier Fund of Funds 2 2 International Place, Fl 31 Boston, MA 02110	10.31%	—	—
Wachovia Capital Markets, LLC Attn: Money Funds 8739 Research Drive Capital Markets Charlotte, NC 28262-0675	—	16.94%	—
Ralph H. or Lynne J. Jenkins JTWROS 39 Woodcrest Ave. Atlanta, GA 30309-1535	—	6.50%	—
ANTC TTEE FBO Tetra Tech Inc & Subsidiaries Retirement Plan 630 N Rosemead Blvd. Pasadena, CA 91107-2101	—	—	5.01%

Management Ownership

As of November 15, 2004, the Trustees and Officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

E-1

APPENDIX F-1

PENDING LITIGATION ALLEDGING MARKET TIMING

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of October 8, 2004.

RICHARD LEPERA, On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

MIKE SAYEGH, On Behalf of the General Public, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

RAJ SANYAL, Derivatively On Behalf of NATIONS INTERNATIONAL EQUITY FUND, v. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC,

BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

L. SCOTT KARLIN, Derivatively On Behalf of INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (“Investment Company Act”), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

RICHARD RAVER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the “Securities Act”); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

JERRY FATTAH, Custodian For BASIM FATTAH, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (formerly known as INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM

INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER’S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

EDWARD LOWINGER and SHARON LOWINGER, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER’S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

JOEL GOODMAN, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

STEVEN B. EHRLICH, Custodian For ALEXA P. EHRLICH, UGTMA/FLORIDA, and DENNY P. JACOBSON, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

JOSEPH R. RUSSO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO

HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act (“ERISA”). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the “Retirement Plan”) resulting from the defendants’ breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan’s assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan’s assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

PAT B. GORSUCH and GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of

Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

LORI WEINRIB, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

ROBERT S. BALLAGH, JR., Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

JONATHAN GALLO, Individually and On Behalf of All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND,

INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

EILEEN CLANCY, Individually and On Behalf of All Others Similarly Situated, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER’S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (collectively known as the “INVESCO FUNDS”), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (collectively known as the “INVESCO FUNDS REGISTRANTS”), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

SCOTT WALDMAN, On Behalf of Himself and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District

Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

CARL E. VONDER HAAR and MARILYN P. MARTIN, On Behalf of Themselves and All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

HENRY KRAMER, Derivatively On Behalf of INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., Defendants, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, Nominal Defendants, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

CYNTHIA L. ESSENMACHER, Derivatively On Behalf of the INVESCO DYNAMICS FUND AND THE REMAINING “INVESCO FUNDS” v. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, Defendants, AND INVESCO DYNAMICS FUND AND THE “INVESCO FUNDS”, Nominal Defendants, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act (“ERISA”) purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.

RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND

FUNDS, AIM SECTOR FUNDS, AIM TREASURER’S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the INVESCO and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND

CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys’ fees; and equitable restitution.

APPENDIX F-2

PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING

The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of October 8, 2004.

T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, Individually And On Behalf Of All Others Similarly Situated, v. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys’ fees and costs.

JOHN BILSKI, Individually And On Behalf Of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys’ fees and costs.

APPENDIX F-3

PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of October 8, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.

RONALD KONDRACKI v. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the “Investment Company Act”). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER and RHONDA LECURU v. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY v. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

APPENDIX F-4

PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES

ON CLOSED FUNDS OR SHARE CLASSES

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of October 8, 2004.

LAWRENCE ZUCKER, On Behalf Of AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, v. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the “Investment Company Act”) and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.

STANLEY LIEBER, On Behalf Of INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, v. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.

HERMAN C. RAGAN, Derivatively, And On Behalf Of Himself And All Others Similarly Situated, v. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against AIM DISTRIBUTORS. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

APPENDIX F-5

PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES

AND DIRECTED-BROKERAGE ARRANGEMENTS

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of October 8, 2004.

JOY D. BEASLEY AND SHEILA McDAID, Individually and On Behalf of All Others Similarly Situated, v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the “Investment Company Act”) and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the “Advisers Act”). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

RICHARD TIM BOYCE v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN,

EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE

GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP

CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST v. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, Defendants, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND,

INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, Nominal Defendants, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

FINANCIAL STATEMENTS

FS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees

and Shareholders of INVESCO U.S. Government Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO U.S. Government Money Fund, now known as Premier U.S. Government Money Portfolio, (one of the funds constituting AIM Treasurer’s Series Trust, formerly one of the three portfolios of AIM Money Market Funds, Inc.; hereafter referred to as the “Fund”) at August 31, 2004, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 22, 2004

Houston, Texas

FS-1

FINANCIALS

Schedule of Investments

August 31, 2004

	Par (000)	Value

U.S. Government Agency Securities–41.93%

Federal Home Loan Bank–12.80%
Unsec. Bonds, 6.20%, 11/17/04	$1,500	$1,514,762
6.14%, 12/23/04	260	263,545
5.38%, 02/15/05	500	509,092
1.31%, 04/22/05	1,000	1,000,000
Unsec. Floating Rate Global Bonds, 1.44%, 03/15/05(a)	2,000	1,999,839
		5,287,238

Federal Home Loan Mortgage Corp. (FHLMC)–7.37%
Unsec. Disc. Notes, 1.60%, 11/15/04(b)	2,050	2,043,167
Unsec. Global Notes, 3.25%, 11/15/04	1,000	1,003,523
		3,046,690

Federal National Mortgage Association (FNMA)–21.76%
Unsec. Disc. Notes, 1.41%, 11/10/04(b)	3,000	2,991,036
Unsec. Floating Rate Notes, 1.62%, 05/10/05(c)	5,000	5,000,000
Unsec. Global Notes, 1.88%, 12/15/04	1,000	1,001,040
		8,992,076
Total U.S. Government Agency Securities (Cost $17,326,004)		17,326,004
Total Investments (excluding Repurchase Agreements) (Cost $17,326,004)		17,326,004

	Par (000)	Value

Repurchase Agreements–57.70%
ABN AMRO Bank N.V.-New York Branch (Netherlands) 1.58%, 09/01/04(d)	$2,000	$2,000,000
Bank of Nova Scotia (The)-New York Branch (Canada) 1.58%, 09/01/04(e)	2,000	2,000,000
Barclays Capital Inc.-New York Branch (United Kingdom) 1.58%, 09/01/04(f)	2,000	2,000,000
BNP Paribas Securities Corp.-New York Branch (France) 1.58%, 09/01/04(g)	2,000	2,000,000
Citigroup Global Markets Inc. 1.58%, 09/01/04(h)	2,000	2,000,000
Credit Suisse First Boston LLC-New York Branch (Switzerland) 1.58%, 09/01/04(i)	2,000	2,000,000
Deutsche Bank Securities Inc.-New York Branch (Germany) 1.57%, 09/01/04(j)	2,000	2,000,000
Goldman, Sachs & Co. 1.58%, 09/01/04(k)	2,000	2,000,000
Morgan Stanley & Co. Inc. 1.58%, 09/01/04(l)	2,000	2,000,000
WestLB A.G.-New York Branch (Germany) 1.58%, 09/01/04(m)	5,845	5,845,427
Total Repurchase Agreements (Cost $23,845,427)		23,845,427
TOTAL INVESTMENTS–99.63% (Cost $41,171,431)(n)		41,171,431
OTHER ASSETS LESS LIABILITIES–0.37%		151,504
NET ASSETS–100.00%		$41,322,935

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest rate is redetermined quarterly. Rate shown is rate in effect on August 31, 2004.
(b)	Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Interest rate is redetermined daily. Rate shown is the rate in effect on August 31, 2004.
(d)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $175,007,681. Collateralized by $167,623,000 U.S. Government obligations, 2.13% to 7.25% due 02/15/05 to 05/15/30 with an aggregate market value at August 31, 2004 of $178,500,291. The amount to be received upon repurchase by the Fund is $2,000,088.
(e)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $300,013,167. Collateralized by $300,389,000 U.S. Government obligations, 0% to 7.25% due 09/09/04 to 03/15/11 with an aggregate market value at August 31, 2004 of $306,000,390. The amount to be received upon repurchase by the Fund is $2,000,088.
(f)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $591,631,349. Collateralized by $605,000,000 U.S. Government obligations, 0% to 4.70% due 01/11/05 to 07/15/33 with an aggregate market value at August 31, 2004 of $603,437,546. The amount to be received upon repurchase by the Fund is $2,000,088.
(g)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $250,010,972. Collateralized by $216,646,000 U.S. Government obligations, 5.88% to 7.25% due 01/15/10 to 03/21/11 with an aggregate market value at August 31, 2004 of $255,000,902. The amount to be received upon repurchase by the Fund is $2,000,088.
(h)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $175,007,681. Collateralized by $169,084,000 U.S. Government obligations, 4.75% to 6.38% due 06/15/09 to 07/28/16 with an aggregate market value at August 31, 2004 of $178,500,861. The amount to be received upon repurchase by the Fund is $2,000,088.
(i)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $250,010,972. Collateralized by a $260,045,000 U.S. Government obligation, 0% due 07/26/05 with a market value at August 31, 2004 of $255,000,121. The amount to be received upon repurchase by the Fund is $2,000,088.
(j)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $500,021,806. Collateralized by $500,662,000 U.S. Government obligations, 0% to 7.13% due 09/03/04 to 05/01/30 with an aggregate market value at August 31, 2004 of $510,004,859. The amount to be received upon repurchase by the Fund is $2,000,087.
(k)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $250,010,972. Collateralized by $250,256,000 U.S. Government obligations, 1.50% to 7.54% due 08/15/05 to 09/15/29 with an aggregate market value at August 31, 2004 of $255,000,041. The amount to be received upon repurchase by the Fund is $2,000,088.

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(l)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $250,010,972. Collateralized by $235,285,000 U.S. Government obligations, 4.72% to 7.00% due 05/19/09 to 05/06/13 with an aggregate market value at August 31, 2004 of $255,004,814. The amount to be received upon repurchase by the Fund is $2,000,088.
(m)	Joint repurchase agreement entered into on August 31, 2004 with a maturing value of $100,004,389. Collateralized by $100,474,000 U.S. Government obligations, 0% to 6.35% due 09/07/04 to 06/28/19 with an aggregate market value at August 31, 2004 of $102,000,064. The amount to be received upon repurchase by the Fund is $5,845,684.
(n)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

FS-3

Statement of Assets and Liabilities

August 31, 2004

Assets:
Investments, excluding repurchase agreements, at value (cost $17,326,004)	$17,326,004
Repurchase agreements (cost $23,845,427)	23,845,427
Total investment (cost $41,171,431)	41,171,431
Receivables for:
Fund shares sold	164,795
Interest	62,463
Investment for trustee deferred compensation and retirement plans	19,632
Other assets	13,226
Total assets	41,431,547
Liabilities:
Payables for:
Fund shares reacquired	24,791
Dividends	336
Trustee deferred compensation and retirement plans	22,415
Accrued trustees’ fees	1,287
Accrued transfer agent fees	17,268
Accrued operating expenses	42,515
Total liabilities	108,612
Net assets applicable to shares outstanding	$41,322,935

Net assets consist of:
Shares of beneficial interest	$41,298,391
Undistributed net investment income	24,544
$41,322,935
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Outstanding	41,322,935
Net asset value and offering price per share	$1.00

See accompanying notes which are an integral part of the financial statements.

FS-4

Statement of Operations

For the year ended August 31, 2004

Investment income:
Interest	$555,612
Expenses:
Advisory fees	237,222
Administrative services fees	35,590
Custodian fees	11,767
Transfer agent fees	290,100
Trustees’ fees & retirement benefits	12,341
Printing and postage	37,270
Professional fees	39,851
Other	66,945
Total expenses	731,086
Less: Expenses reimbursed and expense offset arrangements	(317,338)
Net expenses	413,748
Net investment income	141,864
Net increase in net assets resulting from operations	$141,864

See accompanying notes which are an integral part of the financial statements.

FS-5

Statement of Changes in Net Assets

For the year ended August 31, 2004, three months ended August 31, 2003 and the year ended May 31, 2003

	Year ended August 31, 2004	Three months ended August 31, 2003	Year ended May 31, 2003
Operations:
Net investment income	$141,864	$54,251	$533,374
Distributions to shareholders from net investment income	(141,864)	(54,251)	(533,374)
Share transactions–net	(23,560,485)	(2,213,927)	(8,622,874)
Net increase (decrease) in net assets	(23,560,485)	(2,213,927)	(8,622,874)
Net assets:
Beginning of year	64,883,420	67,097,347	75,720,221
End of year (including undistributed net investment income of $24,544, $0 and $0 for August 31, 2004, August 31, 2003 and May 31, 2003, respectively)	$41,322,935	$64,883,420	$67,097,347

Notes to Financial Statements

August 31, 2004

NOTE 1—Significant Accounting Policies

INVESCO U.S. Government Money Fund (the “Fund”) is a series portfolio of AIM Treasurer’s Series Trust (the “Trust”, formerly known as, INVESCO Treasurer’s Series Funds, Inc.). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM Money Market Funds, Inc., formerly known as INVESCO Money Market Funds, Inc. to a new series portfolio of the Trust.

The Fund’s investment objective is to seek high level of current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund distributes net realized capital gain (including net short-term capital gain), if any, annually.

FS-6

D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Effective July 1, 2004, under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of 0.40% on the first $300 million of the Fund’s average daily net assets, plus 0.30% on the next $200 million of the Fund’s average daily net assets, plus 0.20% on the Fund’s average daily net assets in excess of $500 million. Prior to July 1, 2004, under the terms of the investment advisory agreement, the Fund paid an advisory fee at an annual rate of 0.50% on the first $300 million of the Fund’s average daily net assets, plus 0.40% on the next $200 million of the Fund’s average daily net assets, plus 0.30% on the Fund’s average daily net assets in excess of $500 million. For the period November 25, 2003 through August 31, 2004, the Fund paid advisory fees to AIM of $167,238. Prior to November 25, 2003, the Trust had an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”). For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees at an annual rate of 0.50% on the first $300 million of the Fund’s average daily net assets, plus 0.40% on the next $200 million of the Fund’s average daily net assets, plus 0.30% on the Fund’s average daily net assets in excess of $500 million to IFG. For the period September 1, 2003 through November 24, 2003, the Fund paid advisory fees to IFG of $69,984. Prior to November 25, 2003, the Trust had a sub-advisory agreement with AIM Capital Management, Inc.

AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to 0.85% (excluding certain items discussed below). In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the period November 25, 2003 through August 31, 2004, AIM reimbursed expenses of the Fund of $249,325. Prior to November 25, 2003, IFG reimbursed expenses of the Fund of $44,836.

For the year ended August 31, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $23,081 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM & INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period November 25, 2003 through August 31, 2004, AIM was paid $26,969 for such services. Prior to November 25, 2003, the Trust had an administrative services agreement with IFG. For the period September 1, 2003 through November 24, 2003, IFG was paid $8,621 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. Prior to October 1, 2003, the Trust had a transfer agency and service agreement with IFG. For the period September 1, 2003, through September 30, 2003, the Fund paid IFG $29,896. For the period October 1, 2003 through August 31, 2004, the Fund paid AISI $260,204. AISI may make payments to intermediaries to provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into a master distribution agreement with AIM Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Fund.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, and/or AIM Distributors.

NOTE 3—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended August 31, 2004, the Fund received credits in transfer agency fees of $72 and credits in custodian fees of $24 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $96.

FS-7

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the year ended August 31, 2004, the Fund paid legal fees of $1,815 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets

Distributions to Shareholders:

The tax character of distributions paid during the year ended August 31, 2004, three months ended August 31, 2003 and the year ended May 31, 2003.

	August 31, 2004	August 31, 2003	May 31, 2003
Distributions paid from ordinary income	$141,864	$54,251	$533,374

Tax Components of Net Assets:

As of August 31, 2004, the components of net assets on a tax basis were as follows:

2004
Undistributed ordinary income	$37,721
Temporary book/tax differences	(13,177)
Shares of beneficial interest	41,298,391
Total net assets	$41,322,935

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

The Fund had no capital loss carryforward as of August 31, 2004.

NOTE 7—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of excise taxes and distribution classifications, on August 31, 2004, undistributed net investment income was increased by $24,544 and shares of beneficial interest decreased by $24,544. This reclassification had no effect on the net assets of the Fund.

FS-8

NOTE 8—Share Information

The Fund currently offers one class of shares.

Changes in Shares Outstanding(a)
	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31, 2003
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	35,298,797	$35,298,797	16,056,651	$16,056,651	231,418,527	$231,418,527
Issued as reinvestment of dividends	137,084	137,084	52,808	52,808	502,735	502,735
Reacquired	(58,996,366)	(58,996,366)	(18,323,386)	(18,323,386)	(240,544,136)	(240,544,136)
	(23,560,485)	$(23,560,485)	(2,213,927)	$(2,213,927)	(8,622,874)	$(8,622,874)
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5.09% of the outstanding shares of the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entity, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Year ended August 31, 2004		Three months ended August 31, 2003		Year ended May 31,
					2003	2002	2001	2000
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.003		0.001		0.01	0.02	0.05	0.05
Less dividends from net investment income	(0.003)		(0.001)		(0.01)	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return(a)	0.30%		0.08%		0.72%	1.67%	5.24%	4.74%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$41,323		$64,883		$67,097	$75,720	$75,380	$86,060
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.85	%(b)	0.85	%(c)	0.85%	0.85%	0.86%	0.86%
Without fee waivers and/or expense reimbursements	1.50	%(b)	1.25	%(c)	1.11%	1.04%	1.18%	1.16%
Ratio of net investment income to average net assets	0.29	%(b)	0.33	%(c)	0.72%	1.65%	5.10%	4.63%
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)	Ratios are based on average daily net assets of $48,853,554.
(c)	Annualized.

NOTE 10—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

FS-9

NOTE 10—Legal Proceedings (continued)

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total $375 million.

Additionally, management fees on the AIM Funds will be reduced by $15 million per year for the next five years. Whether and to what extent management fees will be reduced for any particular AIM Fund is unknown at the present time. Also, the manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

FS-10

NOTE 10—Legal Proceedings (continued)

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while

FS-11

NOTE 10—Legal Proceedings (continued)

funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

FS-12

PART C

OTHER INFORMATION

Item 23. Exhibits

a	(1)	–	(a) Agreement and Declaration of Trust of AIM Treasurer’s Series Trust dated July 29, 2003.[1]

		–	(b) Amendment No. 1 dated December 10, 2003 to the Agreement and Declaration of Trust of AIM Treasurer’s Series Trust dated July 29, 2003.[7]

		–	(c) Amendment No. 2 dated September 14, 2004 to the Agreement and Declaration of Trust of AIM Treasurer’s Series Trust dated July 29, 2003.[7]

		–	(d) Amendment No. 3 dated October 15, 2004 to the Agreement and Declaration of Trust of AIM Treasurer’s Series Trust dated July 29, 2003.[7]

b	(1)	–	(a) Bylaws of AIM Treasurer’s Series Trust adopted effective July 29, 2003.[1]

		–	(b) First Amendment to the Bylaws of AIM Treasurer’s Series Trust adopted November 6, 2003.[7]

		–	(c) Second Amendment to the Bylaws of AIM Treasurer’s Series Trust adopted September 15, 2004.[7]

c	(1)	–	Provisions of instruments defining the rights of holders of Registrant’s securities are contained in Articles II, VI, VII and X of the Agreement and Declaration of Trust and Articles IV, V and VI of the Bylaws of the Registrant.

d	(1)	–	(a) Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO U. S. Government Money Fund and INVESCO Stable Value Fund. [7]

		–	(b) Amendment No. 1 dated July 1, 2004 to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO U. S. Government Money Fund and INVESCO Stable Value Fund. [7]

		–	(c) Amendment No. 2 dated September 14, 2004 to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO U. S. Government Money Fund and INVESCO Stable Value Fund. [7]

		–	(d) Amendment No. 3 dated October 15, 2004 to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO U. S. Government Money Fund. [7]

d	(2)	–	(a) Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund and INVESCO. [7]

		–	(b) Amendment No. 1 dated October 15, 2004 to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund.[7]

e	(1)	–	(a) Underwriting Agreement, dated November 25, 2003, between Registrant and Fund Management Company, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Tax-Exempt Reserve Fund.[2]

		–	(b) Amendment No. 1 dated October 15, 2004 to the Underwriting Agreement between Registrant and Fund Management Company, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Tax-Exempt Reserve Fund.[7]

e	(2)	–	(a) Amended and Restated Master Distribution Agreement dated August 18, 2003 (all classes of shares except Class B shares).[6]

		–	(b) Amendment No. 1, dated October 29, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[6]

		–	(c) Amendment No. 2, dated November 4, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[6]

		–	(d) Amendment No. 3, dated November 20, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

		–	(e) Amendment No. 4, dated November 24, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

		–	(f) Amendment No. 5, dated November 25, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

		–	(g) Amendment No. 6, dated January 6, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

		–	(h) Amendment No. 7, dated March 31, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

		–	(i) Amendment No. 8, dated April 30, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

		–	(j) Amendment No. 9, dated September 14, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

		–	(k) Amendment No. 10, dated September 15, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

		–	(l) Amendment No. 11, dated October 15, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).[7]

f		–	Retirement Plan for Independent Directors.[7]

g		–	Custody Agreement between Registrant and The Bank of New York, dated December 8, 2003.[7]

h	(1)	–	(a) Transfer Agency Agreement dated July 1, 2004 between Registrant and AIM Investment Services, Inc. with respect to INVESCO US Government Money Fund and INVESCO Stable Value Fund.[7]

		–	(b) Amendment No. 1, dated September 14, 2004, to the Transfer Agency Agreement dated July 1, 2004 between Registrant and AIM Investment Services, Inc. with respect to INVESCO US Government Money Fund and INVESCO Stable Value Fund.[7]

		–	(c) Amendment No. 2, dated October 15, 2004, to the Transfer Agency Agreement dated July 1, 2004 between Registrant and AIM Investment Services, Inc. with respect to INVESCO US Government Money Fund.[7]

h	(2)	–	(a) Transfer Agency Agreement dated July 1, 2004 between Registrant and AIM Investment Services, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund.[7]

		–	(b) Amendment No. 1 dated October 15, 2004 to the Transfer Agency Agreement dated July 1, 2004 between Registrant and AIM Investment Services, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund.[7]

h	(3)	–	(a) Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.[7]

		–	(b) Amendment No. 1 dated September 14, 2004 to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.[7]

		–	(c) Amendment No. 2 dated October 15, 2004 to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.[7]

h	(4)	–	Agreement and Plan of Redomestication dated as of August 13, 2003, which provides for the redomestication of INVESCO Treasurer’s Series Funds, Inc. as a Delaware statutory trust and, in connection therewith, the sale of all of its assets and its dissolution as a Maryland Corporation.[4]

i		–	None.

j	(1)	–	Consent of Independent Accountants.[7]

j	(2)	–	Consent of Ballard Spahr Andrews & Ingersoll, LLP.[7]

k		–	Not applicable.

l		–	Not applicable.

n		–	Fifth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective May 12, 2004.[7]

o		–	Not applicable.

p	(1)	–	Code of Ethics pursuant to Rule 17j-1.[2]

p	(2)	–	The AIM Management Group Code of Ethics, adopted May 1, 1981, as last amended June 13, 2003, relating to A I M Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.[5]

q		–	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Dunn, Fields, Frischling, Lewis, Mathai-Davis, Pennock, Quigley, Sklar, Soll and Williamson.[7]

(1)	Incorporated by reference to PEA No. 31 to the registration statement filed on August 28, 2003.
(2)	Incorporated by reference to PEA No. 30 to the registration statement filed on August 27, 2003. (Identical except for the name of the Registrant (AIM Treasurer’s Series Trust) and the date.)
(3)	Incorporated by reference to PEA No. 47 to the Registration Statement of INVESCO Money Market Funds, Inc. filed on August 12, 2003. (Identical except for the name of the Registrant (AIM Treasurer’s Series Trust) and the date.)
(4)	Incorporated by reference to the Registration Statements on Form N-14 of AIM Investment Securities Funds and AIM Tax-Exempt Funds filed on August 13, 2003.
(5)	Incorporated by reference to PEA No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003.
(6)	Incorporated by reference to PEA No. 32 to the registration statement filed on October 30, 2003.
(7)	Filed herewith electronically.

Item 24. Persons Controlled by or Under Common Control With the Fund

No person is presently controlled by or under common control with the Trust.

Item 25. Indemnification

Indemnification provisions for officers, directors, and employees of the Registrant are set forth in Article VIII of the Registrant’s Agreement and Declaration of Trust and Article VIII of its Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Agreement and Declaration of Trust dated July 29, 2003, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class). The Registrant, A I M Advisors, Inc. (“AIM”) and other investment companies managed by AIM, their respective officers, trustees, directors and employees are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy.

Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Item 26. Business and Other Connections of Investment Advisor

The only employment of a substantial nature of the Advisor’s directors and officers is with the Advisor and its affiliated companies. See “Fund Management” in the Funds’ Prospectuses and “Management of the Funds” in the Statement of Additional Information for information regarding the business of the investment advisor.

Item 27. Principal Underwriters

(a)	A I M Distributors, Inc., the Registrant’s principal underwriter, also act as principal underwriter to the following investment companies:

AIM Combination Stock & Bond Funds	AIM Investment Securities Funds
AIM Counselor’s Series Trust	AIM Sector Funds
AIM Equity Funds	AIM Special Opportunities Funds
AIM Floating Rate Fund	AIM Stock Funds
AIM Funds Group	AIM Summit Fund
AIM Growth Series	AIM Tax-Exempt Funds
AIM International Mutual Funds	AIM Variable Insurance Funds
AIM Investment Funds

(b)

Name and Principal Business Address*	Position and Officers with Underwriter	Positions and Offices with Registrant
Gene L. Needles	Chairman, Director, President & Chief Executive Officer	None
Mark H. Williamson	Director	Trustee & Executive Vice President
John S. Cooper	Executive Vice President	`None
James L. Salners	Executive Vice President	None
James E. Stueve	Executive Vice President	None
Kevin M. Carome	Senior Vice President	Senior Vice President, Secretary & Chief Legal Officer
Glenda A. Dayton	Senior Vice President	None
Ivy B. McLemore	Senior Vice President	None

Name and Principal Business Address*	Position and Officers with Underwriter	Positions and Offices with Registrant
David J. Nardecchia	Senior Vice President	None
Margaret A. Vinson	Senior Vice President	None
Gary K. Wendler	Senior Vice President	None
Stephen H. Bitteker	First Vice President	None
Mary A. Corcoran	Vice President	None
Rhonda Dixon-Gunner	Vice President	None
Dawn M. Hawley	Vice President & Treasurer	None
Ofelia M. Mayo	Vice President, General Counsel & Assistant Secretary	Assistant Secretary
Kim T. McAuliffe	Vice President	None
Linda L. Warriner	Vice President	None
Norman W. Woodson	Vice President	None
Lisa O. Brinkley	Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer
Kathleen J. Pflueger	Secretary	Assistant Secretary

*	11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Not applicable.

Item 28. Location of Accounts and Records

A I M Advisors, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046-1173

The Bank of New York

100 Church Street

New York, NY 10286

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 2nd day of December.

Registrant:	AIM TREASURER’S SERIES TRUST

By:	/s/ Robert H. Graham
Robert H. Graham, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Robert H. Graham (Robert H. Graham)	Chairman, Trustee & President (Principal Executive Officer)	December 2, 2004

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	December 2, 2004

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	December 2, 2004

/s/ James T. Bunch* (James T. Bunch)	Trustee	December 2, 2004

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Trustee	December 2, 2004

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	December 2, 2004

/s/ Edward K. Dunn, Jr.* (Edward K. Dunn, Jr.)	Trustee	December 2, 2004

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	December 2, 2004

/s/ Carl M. Frischling* (Carl M. Frischling)	Trustee	December 2, 2004

/s/ Gerald J. Lewis* (Gerald J. Lewis)	Trustee	December 2, 2004

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	December 2, 2004

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	December 2, 2004

/s/ Ruth H. Quigley* (Ruth H. Quigley)	Trustee	December 2, 2004

/s/ Louis S. Sklar* (Louis S. Sklar)	Trustee	December 2, 2004

/s/ Larry Soll* (Larry Soll)	Trustee	December 2, 2004

/s/ Mark H. Williamson* (Mark H. Williamson)	Trustee & Executive Vice President	December 2, 2004

/s/ Sidney M. Dilgren (Sidney M. Dilgren)	Vice President and Treasurer (Principal Financial and Accounting Officer)	December 2, 2004

*	By /s/ Robert H. Graham

Robert H. Graham

Attorney-in-Fact

Robert H. Graham, pursuant to powers of attorney dated November 16, 2004 and filed herewith.

INDEX

Exhibit Number	Description

a(1)(b)	Amendment No. 1 dated December 10, 2003 to the Agreement and Declaration of Trust of AIM Treasurer’s Series Trust dated July 29, 2003.

a(1)(c)	Amendment No. 2 dated September 14, 2004 to the Agreement and Declaration of Trust of AIM Treasurer’s Series Trust dated July 29, 2003.

a(1)(d)	Amendment No. 3 dated October 15, 2004 to the Agreement and Declaration of Trust of AIM Treasurer’s Series Trust dated July 29, 2003.

b(1)(b)	First Amendment to the Bylaws of AIM Treasurer’s Series Trust adopted November 6, 2003.

b(1)(c)	Second Amendment to the Bylaws of AIM Treasurer’s Series Trust adopted September 15, 2004.

d(1)(a)	Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO U.S. Government Money Fund and INVESCO Stable Value Fund.

d(1)(b)	Amendment No. 1 dated July 1, 2004 to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO U.S. Government Money Fund and INVESCO Stable Value Fund.

d(1)(c)	Amendment No. 2 dated September 14, 2004 to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO U.S. Government Money Fund and INVESCO Stable Value Fund.

d(1)(d)	Amendment No. 3 dated October 15, 2004 to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO U.S. Government Money Fund and INVESCO Stable Value Fund.

d(2)(a)	Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund

d(2)(b)	Amendment No. 1 dated October 15, 2004 to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund

e(1)(b)	Amendment No. 1 dated October 15, 2004 to the Underwriting Agreement between Registrant and Fund Management Company, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Tax-Exempt Reserve Fund.

e(2)(d)	Amendment No. 3, dated November 20, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

e(2)(e)	Amendment No. 4, dated November 24, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

e(2)(f)	Amendment No. 5, dated November 25, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

e(2)(g)	Amendment No. 6, dated January 6, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

e(2)(h)	Amendment No. 7, dated March 31, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

e(2)(i)	Amendment No. 8, dated April 30, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

e(2)(j)	Amendment No. 9, dated September 14, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

e(2)(k)	Amendment No. 10, dated September 15, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

e(2)(l)	Amendment No. 11, dated October 15, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).

f	Retirement Plan for Independent Directors

g	Custody Agreement between Registrant and The Bank of New York, dated December 8, 2003.

h(1)(a)	Transfer Agency Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc. with respect to INVESCO US Government Money Fund and INVESCO Stable Value Fund.

h(1)(b)	Amendment No. 1 dated September 14, 2004 to the Transfer Agency Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc. with respect to INVESCO US Government Money Fund and INVESCO Stable Value Fund.

h(1)(c)	Amendment No. 2 dated October 15, 2004 to the Transfer Agency Agreement, dated July 1, 2004, between Registrant and AIM Investment Services, Inc. with respect to INVESCO US Government Money Fund.

h(2)(a)	Transfer Agency Agreement dated July 1, 2004 between Registrant and AIM Investment Services, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund.

h(2)(b)	Amendment No. 1 dated October 15,2004 to the Transfer Agency Agreement dated July 1, 2004 between Registrant and AIM Investment Services, Inc. with respect to INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund.

h(3)(a)	Amended and Restated Master Administrative Services Agreement dated July 1, 2004 between Registrant and A I M Advisors, Inc.

h(3)(b)	Amendment No. 1 dated September 14, 2004 to the Amended and Restated Master Administrative Services Agreement dated July 1, 2004 between Registrant and A I M Advisors, Inc.

h(3)(c)		Amendment No. 2 dated October 15, 2004 to the Amended and Restated Master Administrative Services Agreement, dated July 1, 2004, between Registrant and A I M Advisors, Inc.

i		None.

j(1)		Consent of Independent Accountants

j(2)		Consent of Ballard Spahr Andrews & Ingersoll, LLP

n		Fifth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective May 12, 2004.

q	–	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Dunn, Fields, Frischling, Lewis, Mathai-Davis, Pennock, Quigley, Sklar, Soll and Williamson.